UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2013

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 14

Financial Statements  page 56

Notes to Financial Statements  page 69

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA	Class A	NEFRX
Richard G. Raczkowski	Class B	NERBX
Loomis, Sayles & Company, L.P.	Class C	NECRX
	Class N	NERNX
	Class Y	NERYX

Objective

Seeks high total investment return through a combination of current income and capital appreciation

Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bonds, which include debt securities of any maturity. In addition, the Fund normally will invest primarily in investment-grade securities. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment-grade.

1  |

Average Annual Total Returns — March 31, 20133

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 11/7/73)
NAV	2.16%	9.10%	8.97%	6.97%	—%
With 4.50% Maximum Sales Charge	-2.45	4.17	7.96	6.48	—

Class B (Inception 9/13/93)
NAV	1.82	8.29	8.15	6.18	—
With CDSC[1]	-3.11	3.29	7.86	6.18	—

Class C (Inception 12/30/94)
NAV	1.70	8.29	8.15	6.17	—
With CDSC[1]	0.72	7.29	8.15	6.17	—

Class N (Inception 2/1/13)
NAV	—	—	—	—	0.55

Class Y (Inception 12/30/94)
NAV	2.28	9.39	9.25	7.26	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[2]	0.09	3.77	5.47	5.02	0.67

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA	Class A	NEFHX
Kathleen C. Gaffney, CFA*	Class B	NEHBX
Elaine M. Stokes	Class C	NEHCX
Loomis, Sayles & Company, L.P.	Class Y	NEHYX

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the Fund.

Objective

Seeks high current income plus the opportunity for capital appreciation to produce a high total return

Strategy

Under normal market conditions, the Fund will invest at least 65% of its assets in below investment-grade fixed-income securities. The Fund will normally invest at least 65% of its assets in U.S. corporate or U.S. dollar denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets and related currency hedging transactions.

3  |

Average Annual Total Returns — March 31, 20133

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 2/22/84)
NAV	8.11%	15.16%	9.40%	9.56%	—
With 4.50% Maximum Sales Charge	3.17	9.95	8.38	9.06	—

Class B (Inception 9/20/93)
NAV	7.89	14.21	8.59	8.73	—
With CDSC[1]	2.89	9.21	8.30	8.73	—

Class C (Inception 3/2/98)
NAV	7.68	14.25	8.62	8.73	—
With CDSC[1]	6.68	13.25	8.62	8.73	—

Class Y (Inception 2/29/08)
NAV	8.49	15.45	9.68	—	9.38%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[2]	6.28	13.13	11.65	10.12	11.37

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  4

LOOMIS SAYLES INTERNATIONAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA, CIC	Class A	LSIAX
David W. Rolley, CFA	Class C	LSICX
Lynda L. Schweitzer, CFA	Class Y	LSIYX
Loomis, Sayles & Company, L.P.

Objective

Seeks high total return through a combination of high current income and capital appreciation

Strategy

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. The Fund invests primarily (at least 65% of its net assets) in fixed-income securities of issuers located outside the United States, including issuers located in emerging market countries. The Fund invests primarily in investment-grade fixed-income securities. The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities.

5  |

Average Annual Total Returns — March 31, 20133

	6 Months	1 Year	5 Years	Since Class N Inception

Class A (Inception 2/1/08)
NAV	-2.83%	1.52%	4.42%	5.23%
With 4.50% Maximum Sales Charge	-7.19	-3.00	3.46	4.30

Class C (Inception 2/1/08)
NAV	-3.22	0.73	3.60	4.42
With CDSC[1]	-4.16	-0.24	3.60	4.42

Class Y (Inception 2/1/08)
NAV	-2.71	1.78	4.67	5.48

Comparative Performance
Barclays Global Aggregate EX-USD Bond Index[2]	-4.51	-0.71	2.47	3.48

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays Global Aggregate ex-USD Bond Index is an unmanaged index that provides a broad-based measure of the international investment-grade fixed-rate debt markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  6

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A	NEFLX
Kurt Wagner, CFA, CIC	Class B	NELBX
Clifton V. Rowe, CFA	Class C	NECLX
Loomis, Sayles & Company, L.P.	Class Y	NELYX

Objective

Seeks a high current return consistent with preservation of capital

Strategy

Invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

7  |

Average Annual Total Returns — March 31, 20133

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 1/3/89)
NAV	0.28%	2.32%	4.27%	3.61%
With 3.00% Maximum Sales Charge	-2.71	-0.76	3.64	3.30

Class B (Inception 9/27/93)
NAV	-0.18	1.56	3.48	2.84
With CDSC[1]	-5.13	-3.44	3.12	2.84

Class C (Inception 12/30/94)
NAV	-0.09	1.56	3.51	2.86
With CDSC[1]	-1.09	0.56	3.51	2.86

Class Y (Inception 3/31/94)
NAV	0.32	2.58	4.52	3.87

Comparative Performance
Barclays U.S. 1-5 Year Government Bond Index[2]	0.21	1.24	2.71	3.32

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  8

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

9  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (February 1, 2013 for Class N) through March 31, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  10

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013		EXPENSES PAID DURING PERIOD 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,021.60		$3.98	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99		$3.98	*
Class B
Actual	$1,000.00	$1,018.20		$7.75	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25		$7.75	*
Class C
Actual	$1,000.00	$1,017.00		$7.74	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25		$7.75	*
Class N
Actual	$1,000.00	$1,005.50	[2]	$0.96	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94		$3.02	*
Class Y
Actual	$1,000.00	$1,022.80		$2.72	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.24		$2.72	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.79%, 1.54%, 1.54%, 0.60% and 0.54% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, B, C and Y are equal to the Fund’s annualized expense ratio: 0.79%, 1.54%, 1.54% and 0.54%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

11  |

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013	EXPENSES PAID DURING PERIOD* 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,081.10	$5.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class B
Actual	$1,000.00	$1,078.90	$9.85
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class C
Actual	$1,000.00	$1,076.80	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class Y
Actual	$1,000.00	$1,084.90	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio: 1.15%, 1.90%, 1.90% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERNATIONAL BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013	EXPENSES PAID DURING PERIOD* 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$971.70	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$967.80	$8.83
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class Y
Actual	$1,000.00	$972.90	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80% and 0.80% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

|  12

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013	EXPENSES PAID DURING PERIOD* 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,002.80	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58
Class B
Actual	$1,000.00	$998.20	$8.27
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	$8.35
Class C
Actual	$1,000.00	$999.10	$8.27
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	$8.35
Class Y
Actual	$1,000.00	$1,003.20	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	$3.33

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.91%, 1.66%, 1.66% and 0.66% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 95.3% of Net Assets
Non-Convertible Bonds — 95.2%
	ABS Car Loan — 2.9%
$445,936	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610%, 10/08/2015	$447,513
780,000	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 1/08/2016	782,532
2,410,000	AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A3, 1.170%, 5/09/2016	2,423,130
1,033,333	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A, 3.630%, 8/20/2014, 144A	1,038,512
1,620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.850%, 11/20/2014, 144A	1,631,214
1,650,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.370%, 11/20/2014, 144A	1,685,178
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,989,844
4,175,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/2019, 144A	4,202,622
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,543,954
2,795,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790%, 6/20/2017	2,798,829
239,906	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	252,980
2,000,000	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	1,998,860
7,130,000	Santander Drive Auto Receivables Trust, Series 2012-1, Class 1A3, 1.490%, 10/15/2015	7,186,462
4,195,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class B, 1.940%, 12/15/2016	4,259,171
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,516,108
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,181,287
4,085,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.330%, 5/15/2017	4,107,235
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,909,511
1,665,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	1,667,664
1,625,000	SMART Trust/Australia, Series 2013-1US, Class A3A, 0.840%, 9/14/2016	1,625,905
850,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	850,455

		49,098,966

	ABS Credit Card — 0.7%
1,580,000	World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 5/15/2017	1,599,455
500,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	535,063

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — continued
$9,300,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	$10,095,466

		12,229,984

	ABS Home Equity — 0.1%
564,305	Chase Mortgage Finance Corp., Series 2007-A1, Class 2A3, 2.988%, 2/25/2037(c)	561,873
430,681	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	442,168

		1,004,041

	ABS Other — 0.2%
2,290,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	2,318,687
1,775,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	1,801,848

		4,120,535

	Aerospace & Defense — 0.5%
2,370,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	2,432,212
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,689,050
3,625,000	Oshkosh Corp., 8.250%, 3/01/2017	3,946,719

		8,067,981

	Airlines — 0.3%
3,285,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 10/29/2024	3,416,400
1,140,141	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 1/12/2021	1,251,305

		4,667,705

	Automotive — 2.9%
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,684,618
510,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/2015	555,312
8,420,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	9,819,564
880,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	906,160
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	2,019,297
6,575,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	7,882,689
5,200,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	5,889,000
2,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	2,436,871
5,450,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	5,762,111
5,750,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/2017(b)	5,873,694

		49,829,316

	Banking — 7.5%
9,560,000	Ally Financial, Inc., 5.500%, 2/15/2017	10,341,463
7,800,000	Ally Financial, Inc., 6.250%, 12/01/2017	8,722,764
9,090,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	9,612,675
3,950,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	3,986,158
14,305,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	16,034,632
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,629,547

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$3,795,000	Citigroup, Inc., 4.050%, 7/30/2022	$3,920,322
3,375,000	Citigroup, Inc., 6.000%, 8/15/2017	3,940,559
1,115,000	Citigroup, Inc., 6.125%, 5/15/2018	1,328,333
6,555,000	Citigroup, Inc., 6.500%, 8/19/2013	6,702,206
2,585,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	3,005,642
2,205,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	2,602,374
3,555,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,983,694
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,796,985
6,285,000	Hana Bank, 4.250%, 6/14/2017, 144A	6,876,664
9,985,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	11,865,695
3,650,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,405,623
1,015,000	Morgan Stanley, 5.375%, 10/15/2015	1,108,530
9,645,000	Morgan Stanley, 5.750%, 1/25/2021	11,145,646
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	721,826
660,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	756,629
2,530,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	3,024,367
6,930,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	7,179,549

		126,691,883

	Building Materials — 0.2%
3,640,000	USG Corp., 6.300%, 11/15/2016	3,858,400

	Chemicals — 2.2%
4,590,000	Ashland, Inc., 3.875%, 4/15/2018, 144A	4,647,375
8,125,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	8,389,062
2,735,000	Methanex Corp., 3.250%, 12/15/2019	2,758,743
2,130,000	Methanex Corp., 5.250%, 3/01/2022	2,375,355
6,035,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	6,691,306
1,380,000	Olin Corp., 5.500%, 8/15/2022	1,426,575
4,190,000	PolyOne Corp., 5.250%, 3/15/2023, 144A	4,221,425
840,000	RPM International, Inc., 3.450%, 11/15/2022	832,569
4,510,000	RPM International, Inc., 6.125%, 10/15/2019	5,295,186

		36,637,596

	Collateralized Mortgage Obligations — 0.2%
3,530,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	3,720,489

	Commercial Mortgage-Backed Securities — 5.0%
198,505	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.619%, 4/10/2049(c)	202,130
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.609%, 4/10/2049(c)	1,927,581
593,591	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.663%, 6/11/2040(c)	599,995
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.053%, 12/10/2049(c)	1,183,352
100,955	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	100,885

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	$2,845,900
2,780,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.680%, 6/15/2039(c)	3,191,857
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.764%, 9/15/2039(c)	4,032,651
1,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,152,042
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.024%, 2/15/2041(c)	6,784,380
425,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.866%, 7/10/2038(c)	479,812
705,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	814,151
8,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,387,027
13,285,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.787%, 8/10/2045(c)	15,201,627
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,377,850
2,300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,662,708
2,650,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,005,974
2,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,827,832
365,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.575%, 4/12/2049(c)	407,271
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,122,146
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,353,256
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.651%, 6/11/2042(c)	356,804
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.275%, 1/11/2043(c)	1,417,781
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,126,272
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,336,459
10,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	12,187,300

		84,085,043

	Construction Machinery — 0.1%
2,485,000	CNH Capital LLC, 3.875%, 11/01/2015	2,547,125

	Consumer Cyclical Services — 0.2%
360,000	Service Corp. International, 7.000%, 5/15/2019	390,600
2,435,000	Western Union Co. (The), 2.375%, 12/10/2015	2,478,207

		2,868,807

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — 0.4%
$1,110,000	Avon Products Inc., 4.600%, 3/15/2020	$1,153,038
1,546,000	Whirlpool Corp., 6.500%, 6/15/2016	1,768,108
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,984,816

		6,905,962

	Diversified Manufacturing — 0.7%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,301,840
2,075,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	2,291,838
7,710,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	8,346,075

		11,939,753

	Electric — 1.3%
1,460,000	AES Corp. (The), 7.375%, 7/01/2021	1,693,600
4,510,000	Enersis S.A., 7.375%, 1/15/2014	4,709,022
3,395,000	FirstEnergy Corp., 2.750%, 3/15/2018	3,433,442
5,390,000	Florida Power & Light Co., 4.125%, 2/01/2042	5,495,116
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,090,800
4,500,000	TransAlta Corp., 4.750%, 1/15/2015	4,749,079

		21,171,059

	Financial Other — 0.5%
9,105,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	8,749,905

	Food & Beverage — 1.0%
4,920,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	4,907,700
1,445,000	Bunge Ltd. Finance Corp., 4.100%, 3/15/2016	1,545,481
1,340,000	Cosan Luxembourg SA, 5.000%, 3/14/2023, 144A	1,348,040
4,050,000	Post Holdings, Inc., 7.375%, 2/15/2022	4,429,687
3,555,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	4,017,150

		16,248,058

	Government Owned – No Guarantee — 6.1%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,367,952
6,745,000	CEZ A.S., 5.625%, 4/03/2042, 144A	7,610,572
3,690,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	4,008,868
3,255,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	3,435,148
5,835,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	6,746,719
665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	745,465
3,600,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	4,027,500
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,326,040
17,680,000	Federal National Mortgage Association, 6.625%, 11/15/2030	26,323,823
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,746,550
10,375,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	10,921,742
7,260,000	Petrobras International Finance Co., 6.750%, 1/27/2041	8,205,927
1,290,000	Qtel International Finance Ltd., 3.875%, 1/31/2028, 144A	1,270,379
3,840,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A	4,281,600
2,965,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	3,869,325
12,595,000	Tennessee Valley Authority, 3.500%, 12/15/2042	12,142,915

		104,030,525

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — 0.9%
$1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	$1,684,675
8,800,000	HCA, Inc., 7.500%, 2/15/2022	10,120,000
575,000	HCA, Inc., 7.500%, 12/15/2023	615,250
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,518,995

		15,938,920

	Home Construction — 0.4%
6,390,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	5,463,450
2,675,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	1,658,500

		7,121,950

	Hybrid ARMs — 0.0%
189,224	FHLMC, 6.039%, 11/01/2036(c)	203,528
139,068	FNMA, 2.029%, 2/01/2037(c)	145,839

		349,367

	Independent Energy — 3.1%
1,560,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	1,795,727
7,395,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	8,826,761
12,620,000	Chesapeake Energy Corp., 3.250%, 3/15/2016	12,761,975
4,036,000	Denbury Resources, Inc., 6.375%, 8/15/2021	4,399,240
5,035,000	Newfield Exploration Co., 5.750%, 1/30/2022	5,387,450
7,030,000	Plains Exploration & Production Co., 6.875%, 2/15/2023	7,961,475
5,280,000	QEP Resources, Inc., 5.250%, 5/01/2023	5,412,000
2,410,000	Range Resources Corp., 5.000%, 8/15/2022	2,458,200
2,605,000	SM Energy Co., 6.500%, 1/01/2023	2,852,475

		51,855,303

	Industrial Other — 1.8%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,523,200
13,820,000	Deluxe Corp., 6.000%, 11/15/2020, 144A	14,165,500
8,710,000	Hutchison Whampoa International 11 Ltd., 4.625%, 1/13/2022, 144A	9,500,346
2,650,000	Hutchison Whampoa International Ltd., 5.750%, 9/11/2019, 144A	3,141,058
1,570,000	Timken Co. (The), 6.000%, 9/15/2014	1,670,337

		30,000,441

	Media Cable — 1.0%
795,000	Cablevision Systems Corp., 7.750%, 4/15/2018	891,394
3,060,000	Cablevision Systems Corp., 8.000%, 4/15/2020	3,442,500
5,130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021, 144A	5,097,937
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,135,487
499,000	Cox Communications, Inc., 5.450%, 12/15/2014	538,927
2,825,000	Lynx II Corp., 6.375%, 4/15/2023, 144A	2,959,188

		16,065,433

	Media Non-Cable — 1.1%
1,375,000	Inmarsat Finance PLC, 7.375%, 12/01/2017, 144A	1,464,375
4,284,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	4,825,069
7,760,000	NBCUniversal Enterprise Inc., 5.250%, 12/19/2049, 144A	7,798,800
5,095,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	5,356,119

		19,444,363

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 1.8%
$890,000	Alcoa, Inc., 5.400%, 4/15/2021	$921,692
5,075,000	Alcoa, Inc., 6.150%, 8/15/2020	5,525,442
1,335,000	APERAM, 7.375%, 4/01/2016, 144A	1,346,401
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,273,600
7,980,000	ArcelorMittal, 7.250%, 3/01/2041	7,940,100
485,000	ArcelorMittal, 7.500%, 10/15/2039	498,337
4,640,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018, 144A	4,659,386
3,075,000	Goldcorp, Inc., 2.125%, 3/15/2018	3,085,074
1,445,000	Steel Dynamics Inc., 5.250%, 4/15/2023, 144A	1,464,869
400,000	United States Steel Corp., 6.650%, 6/01/2037	368,000
3,440,000	United States Steel Corp., 7.375%, 4/01/2020	3,603,400

		30,686,301

	Mortgage Related — 11.4%
7,258,719	FHLMC, 3.000%, with various maturities from 2026 to 2043(d)	7,508,232
24,276,800	FHLMC, 3.500%, 7/01/2042	25,621,191
12,501,100	FHLMC, 4.000%, with various maturities in 2041(d)	13,287,757
8,699,159	FHLMC, 4.500%, with various maturities from 2034 to 2039(d)	9,307,794
453,228	FHLMC, 5.000%, 8/01/2035	489,184
6,638,911	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	7,186,943
49,543	FHLMC, 6.000%, 6/01/2035	55,329
30,795,966	FNMA, 3.000%, with various maturities from 2027 to 2042(d)	31,806,433
9,660,037	FNMA, 3.500%, with various maturities from 2026 to 2042(d)	10,208,990
11,314,178	FNMA, 4.000%, with various maturities from 2019 to 2041(d)	12,086,401
12,967,473	FNMA, 4.500%, with various maturities from 2039 to 2041(d)	14,021,488
10,999,163	FNMA, 5.000%, with various maturities from 2033 to 2037(d)	11,977,396
4,602,453	FNMA, 5.500%, with various maturities from 2036 to 2038(d)	5,029,381
2,096,620	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	2,333,257
95,333	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	111,274
76,056	FNMA, 7.000%, with various maturities in 2030(d)	90,732
88,632	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	104,953
7,130,000	FNMA (TBA), 2.500%, 5/01/2028(e)	7,380,664
29,525,000	FNMA (TBA), 3.500%, 5/01/2043(e)	31,102,742
1,740,762	GNMA, 5.500%, with various maturities from 2038 to 2039(d)	1,905,644
292,530	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	330,098
193,948	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	227,455
155,538	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	183,441
48,821	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	55,563
12,605	GNMA, 8.000%, 11/15/2029	12,894
58,979	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	60,109
4,689	GNMA, 9.000%, with various maturities in 2016(d)	4,754
8,166	GNMA, 11.500%, with various maturities from 2013 to 2015(d)	8,215

		192,498,314

	Non-Captive Consumer — 1.3%
1,100,000	SLM Corp., MTN, 6.000%, 1/25/2017	1,196,250
18,095,000	SLM Corp., MTN, 6.250%, 1/25/2016	19,768,390
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	31,650

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Consumer — continued
$120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	$120,685
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,344,975

		22,461,950

	Non-Captive Diversified — 3.1%
2,335,000	CIT Group, Inc., 5.000%, 5/15/2017	2,504,287
6,650,000	CIT Group, Inc., 5.375%, 5/15/2020	7,298,375
2,070,000	GATX Corp., 4.750%, 5/15/2015	2,196,405
7,150,000	General Electric Capital Corp., 5.300%, 2/11/2021	8,196,588
3,015,000	General Electric Capital Corp., 5.625%, 5/01/2018	3,568,162
4,265,000	General Electric Capital Corp., MTN, 2.300%, 4/27/2017	4,413,635
7,290,000	International Lease Finance Corp., 3.875%, 4/15/2018	7,271,775
8,195,000	International Lease Finance Corp., 5.750%, 5/15/2016	8,850,600
7,215,000	International Lease Finance Corp., 6.250%, 5/15/2019	7,900,425
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	203,500
830,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	866,313

		53,270,065

	Oil Field Services — 2.6%
2,870,000	FMC Technologies, Inc., 3.450%, 10/01/2022	2,913,521
4,045,000	Nabors Industries, Inc., 4.625%, 9/15/2021	4,222,025
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,793,814
4,805,000	Oil States International, Inc., 5.125%, 1/15/2023, 144A	4,805,000
6,950,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	6,637,250
4,070,000	Rowan Cos., Inc., 5.000%, 9/01/2017	4,536,520
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,661,475
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,442,150
10,590,000	Transocean, Inc., 6.500%, 11/15/2020	12,238,513

		43,250,268

	Packaging — 0.3%
1,810,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	1,816,787
2,515,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	2,753,925

		4,570,712

	Paper — 1.8%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	1,856,443
3,045,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,224,314
1,111,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,460,142
3,535,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	4,813,136
6,451,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,765,780
2,850,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	3,943,964
1,685,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,517,629
4,015,000	Rock Tenn Co., 4.000%, 3/01/2023	4,060,317

		30,641,725

	Pharmaceuticals — 1.3%
1,845,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,945,322
130,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	138,450

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$4,130,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	$4,437,169
10,335,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	10,890,506
4,750,000	Zoetis, Inc., 4.700%, 2/01/2043, 144A	4,848,900

		22,260,347

	Pipelines — 1.5%
9,530,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	10,318,579
2,620,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	2,993,672
2,050,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	2,229,028
8,685,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	9,610,969

		25,152,248

	Property & Casualty Insurance — 0.7%
1,175,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	1,248,465
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,687,616
3,250,000	Willis North America, Inc., 6.200%, 3/28/2017	3,702,852
3,170,000	Willis North America, Inc., 7.000%, 9/29/2019	3,779,632

		12,418,565

	Real Estate Management/Services — 0.3%
4,380,000	CBRE Services Inc., 5.000%, 3/15/2023	4,429,275

	Refining — 0.7%
3,110,000	Phillips 66, 5.875%, 5/01/2042	3,652,847
7,975,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	7,724,753

		11,377,600

	Retailers — 0.9%
14,985,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	15,718,800

	Sovereigns — 2.5%
6,438,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	7,967,025
9,160,000	Romanian Government International Bond, 4.375%, 8/22/2023, 144A	8,969,289
24,985,000	Spain Government International Bond, 4.000%, 3/06/2018, 144A	24,750,141

		41,686,455

	Supermarket — 0.5%
8,660,000	Delhaize Group S.A., 4.125%, 4/10/2019	9,175,712

	Supranational — 0.5%
18,970,000	Inter-American Development Bank, EMTN, 8.000%, 1/26/2016, (MXN)	1,717,697
87,705,000	International Bank for Reconstruction & Development, 6.500%, 9/11/2013, (MXN)	7,185,285

		8,902,982

	Technology — 1.7%
250,000	Amphenol Corp., 4.000%, 2/01/2022	261,855
3,745,000	Amphenol Corp., 4.750%, 11/15/2014	3,967,378
5,220,000	Baidu, Inc., 3.500%, 11/28/2022	5,280,087
1,160,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,270,200
3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,233,425
3,156,000	Equifax, Inc., 7.000%, 7/01/2037	3,943,583

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	$76,601
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	430,456
1,335,000	National Semiconductor Corp., 3.950%, 4/15/2015	1,425,920
8,290,000	Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	9,064,817

		28,954,322

	Textile — 0.1%
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020, 144A	1,193,906

	Tobacco — 0.8%
10,480,000	Reynolds American, Inc., 7.250%, 6/15/2037	13,661,141

	Transportation Services — 0.1%
1,990,000	Erac USA Finance Co., 5.250%, 10/01/2020, 144A	2,310,390

	Treasuries — 13.2%
11,645,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	15,854,875
2,787,500(††)	Mexican Fixed Rate Bonds, Series M, 6.250%, 6/16/2016, (MXN)	23,759,666
1,783,000(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	16,315,927
475,000(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	4,197,903
239,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	6,383,485
4,930,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	6,645,612
13,430,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	18,256,779
16,240,000	U.S. Treasury Bond, 2.750%, 8/15/2042	15,067,667
26,440,000	U.S. Treasury Bond, 3.000%, 5/15/2042(b)	25,886,399
2,910,000	U.S. Treasury Bond, 3.125%, 2/15/2042	2,924,550
21,435,000	U.S. Treasury Bond, 3.750%, 8/15/2041	24,241,656
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	4,482,286
8,147,000	U.S. Treasury Note, 0.875%, 2/28/2017	8,251,379
19,335,000	U.S. Treasury Note, 1.250%, 4/30/2019	19,594,824
13,520,000	U.S. Treasury Note, 1.625%, 8/15/2022	13,345,714
1,320,000	U.S. Treasury Note, 2.000%, 2/15/2022	1,357,022
1,155,000	U.S. Treasury Note, 2.125%, 8/15/2021	1,206,975
13,550,000	U.S. Treasury Note, 2.625%, 11/15/2020(b)	14,779,026

		222,551,745

	Wireless — 1.8%
1,915,000	American Tower Corp., 4.625%, 4/01/2015	2,042,074
1,475,000	American Tower Corp., 4.700%, 3/15/2022	1,603,002
8,890,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	8,919,799
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,019,297
13,920,000	Sprint Capital Corp., 6.875%, 11/15/2028	14,233,200

		30,817,372

	Wirelines — 5.0%
11,612,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(f)	10,218,560
6,810,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	6,837,240
2,065,000	CenturyLink, Inc., 5.625%, 4/01/2020	2,111,462
5,470,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	5,483,675
6,225,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	6,894,187
12,473,000	Embarq Corp., 7.995%, 6/01/2036	13,130,452

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	$1,559,250
3,300,000	Frontier Communications Corp., 8.250%, 4/15/2017	3,861,000
4,560,000	Frontier Communications Corp., 8.500%, 4/15/2020	5,164,200
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	428,488
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,274,003
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,412,500
3,145,000	Telefonica Emisiones SAU, 3.992%, 2/16/2016	3,278,159
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,242,066
986,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,061,141
6,344,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	6,613,620
5,910,000	Windstream Corp., 7.500%, 4/01/2023	6,264,600

		84,834,603

	Total Non-Convertible Bonds (Identified Cost $1,550,444,216)	1,612,073,708

Convertible Bonds — 0.1%
	Wirelines — 0.1%
13,238,400	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(f)(g)(h)(j) (Identified Cost $1,322,805)	1,390,310

	Total Bonds and Notes (Identified Cost $1,551,767,021)	1,613,464,018

Senior Loans — 2.8%
	Automotive — 0.3%
4,865,000	TI Group Automotive Systems LLC, Term Loan B, 3/27/2019(i)	4,901,487

	Chemicals — 0.6%
4,890,506	Tronox, Inc., Term Loan, 4.500%, 3/19/2020(c)	4,955,697
4,199,000	U.S. Coatings Acquisition, Inc., Term Loan, 4.750%, 2/03/2020(c)	4,253,251

		9,208,948

	Consumer Products — 0.3%
5,022,413	Tempur-Pedic International, Inc., New Term Loan B, 5.000%, 3/18/2020(c)	5,088,759

	Diversified Manufacturing — 0.2%
3,048,360	Ameriforge Group, Inc., 1st Lien Term Loan, 6.000%, 12/19/2019(c)	3,087,745

	Entertainment — 0.1%
1,980,925	WMG Acquisition Corp., Term Loan, 5.250%, 11/01/2018(c)	2,009,411

	Food & Beverage — 0.3%
4,704,000	HJ Heinz Co., Term Loan B2, 3/27/2020(i)	4,743,843

	Healthcare — 0.0%
682,398	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(c)	690,928

	Independent Energy — 0.3%
4,945,000	Plains Exploration & Production, 7 year Term Loan, 4.000%, 11/30/2019(c)	4,949,945

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 0.2%
$3,668,526	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018(c)	$3,728,616

	Technology — 0.1%
541,854	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(c)	549,012
1,196,078	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(c)	1,213,218

		1,762,230

	Wirelines — 0.4%
7,110,000	Level 3 Financing, Inc., Term Loan, 4.750%, 8/01/2019(c)	7,188,494

	Total Senior Loans (Identified Cost $46,574,750)	47,360,406

Shares
Preferred Stocks — 0.2%
	Non-Captive Consumer — 0.0%
5,510	SLM Corp., Series A, 6.970%	275,555

	Non-Captive Diversified — 0.2%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,825,914
532	Ally Financial, Inc., Series G, 7.000%, 144A	526,115

		2,352,029

	Total Preferred Stocks (Identified Cost $2,068,801)	2,627,584

Principal Amount (‡)
Short-Term Investments — 3.2%
$122,999	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $122,999 on 4/01/2013 collateralized by $130,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $130,089 including accrued interest (Note 2 of Notes to Financial Statements)	122,999
54,825,152	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $54,825,152 on 4/01/2013 collateralized by $51,005,000 U.S. Treasury Note, 4.125% due 5/15/2015 valued at $55,922,137 including accrued interest (Note 2 of Notes to Financial Statements)	54,825,152

	Total Short-Term Investments (Identified Cost $54,948,151)	54,948,151

	Total Investments — 101.5% (Identified Cost $1,655,358,723)(a)	1,718,400,159
	Other assets less liabilities — (1.5)%	(26,200,850)

	Net Assets — 100.0%	$1,692,199,309

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $1,659,826,132 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$67,660,922
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,086,895)

	Net unrealized appreciation	$58,574,027

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Illiquid security. At March 31, 2013, the value of this security amounted to $1,390,310 or 0.1% of net assets.
(h)	Fair valued by the Fund’s investment adviser. At March 31, 2013, the value of this security amounted to $1,390,310 or 0.1% of net assets.
(i)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $405,954,304 or 24.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	13.2%
Mortgage Related	11.4
Banking	7.5
Government Owned – No Guarantee	6.1
Wirelines	5.5
Commercial Mortgage-Backed Securities	5.0
Independent Energy	3.4
Non-Captive Diversified	3.3
Automotive	3.2
ABS Car Loan	2.9
Chemicals	2.8
Oil Field Services	2.6
Sovereigns	2.5
Metals & Mining	2.0
Other Investments, less than 2% each	26.9
Short-Term Investments	3.2

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.2% of Net Assets
Non-Convertible Bonds — 76.7%
	ABS Home Equity — 3.7%
$333,217	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.961%, 9/25/2045(b)	$320,034
349,457	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1, 0.344%, 3/25/2046(b)	278,800
200,000	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.654%, 1/25/2036(b)	170,971
365,524	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.652%, 7/25/2037, 144A(b)	226,410
67,003	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.934%, 2/25/2035(b)	65,790
209,341	Banc of America Mortgage Securities, Inc., Series 2006-B, Class 4A1, 6.172%, 11/20/2046(b)	192,722
111,265	Citimortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	95,676
340,395	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	234,477
889,890	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.713%, 4/25/2035(b)	551,454
374,366	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.474%, 4/25/2035(b)	277,838
411,682	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	412,710
529,474	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.639%, 11/20/2035(b)	490,863
474,378	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.403%, 6/19/2035(b)	465,332
406,238	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.586%, 7/19/2035(b)	374,273
504,544	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.274%, 12/25/2046(b)	262,788
90,275	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.127%, 12/25/2034(b)	78,686
568,874	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.910%, 5/25/2035(b)	534,640
228,709	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	199,535
127,256	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 5.094%, 3/25/2036(b)	108,231
502,805	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.704%, 1/25/2036(b)(c)	342,963
202,255	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	203,281
481,703	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.324%, 7/25/2037(b)(c)	300,180
326,136	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.757%, 3/25/2035(b)	269,844
602,661	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.364%, 1/25/2047(b)	421,361
577,462	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	430,926
130,536	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.909%, 5/25/2036(b)	113,086

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$575,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.704%, 7/25/2035(b)	$536,777
519,938	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	428,949
444,796	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	459,433
129,635	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.935%, 4/25/2047(b)	111,268
451,213	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.134%, 8/25/2046(b)	289,059

		9,248,357

	ABS Other — 0.3%
350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	352,206
330,401	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	342,318

		694,524

	Aerospace & Defense — 1.6%
1,200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,055,066
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	848,250
2,090,000	TransDigm, Inc., 5.500%, 10/15/2020, 144A	2,178,825

		4,082,141

	Airlines — 1.2%
2,005,000	Air Canada, 9.250%, 8/01/2015, 144A	2,135,325
30,000	Air Canada, 12.000%, 2/01/2016, 144A	32,813
345,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	346,725
13,444	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	13,893
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	208,626
169,923	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	183,666

		2,921,048

	Automotive — 1.1%
2,190,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	2,307,713
595,000	Lear Corp., 4.750%, 1/15/2023, 144A	580,125

		2,887,838

	Banking — 3.0%
800,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	1,671,262
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	785,396
1,400,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,556,058
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,008,261
1,000,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	1,006,637

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
65,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	$59,349
740,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	692,930
200,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	276,880
250,000	Societe Generale, S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, 9/29/2049, (EUR)	363,725

		7,420,498

	Brokerage — 0.2%
170,000	Jefferies Group LLC, 5.125%, 1/20/2023	179,992
355,000	Jefferies Group LLC, 6.500%, 1/20/2043	378,428

		558,420

	Building Materials — 1.8%
1,230,000	HD Supply, Inc., 7.500%, 7/15/2020, 144A	1,294,575
50,000	Masco Corp., 6.500%, 8/15/2032	50,936
360,000	Masco Corp., 7.125%, 3/15/2020	420,270
345,000	Masco Corp., 7.750%, 8/01/2029	388,325
845,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	937,950
1,300,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	1,415,375
100,000	USG Corp., 8.375%, 10/15/2018, 144A	110,500

		4,617,931

	Chemicals — 2.5%
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,359,000
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	879,750
420,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	475,650
819,919	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(d)(e)	645,686
635,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	661,988
1,600,000	Tronox Finance LLC, 6.375%, 8/15/2020, 144A	1,552,000
600,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	631,500

		6,205,574

	Commercial Mortgage-Backed Securities — 1.0%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(b)	1,698,318
125,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	133,385
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.575%, 4/12/2049(b)	572,869

		2,404,572

	Construction Machinery — 0.3%
450,000	United Rentals North America, Inc., 6.125%, 6/15/2023	481,500
205,000	United Rentals North America, Inc., 7.625%, 4/15/2022	229,088

		710,588

	Consumer Cyclical Services — 0.6%
615,000	ServiceMaster Co. (The), 7.000%, 8/15/2020, 144A	636,525
1,095,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	947,175

		1,583,700

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — 0.7%
$2,040,000	Visant Corp., 10.000%, 10/01/2017	$1,861,500

	Electric — 1.2%
17,022	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	18,214
1,395,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,401,975
200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	210,500
773,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	747,877
455,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.750%, 3/01/2022, 144A	523,250

		2,901,816

	Environmental — 0.1%
255,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020, 144A	274,763

	Food & Beverage — 0.5%
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	306,124
1,020,000	Del Monte Corp., 7.625%, 2/15/2019	1,058,250

		1,364,374

	Gaming — 1.5%
740,000	MGM Resorts International, 6.750%, 10/01/2020, 144A	784,400
1,360,000	MGM Resorts International, 7.500%, 6/01/2016	1,506,200
1,250,000	MGM Resorts International, 7.625%, 1/15/2017	1,387,500

		3,678,100

	Healthcare — 2.5%
555,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/2018	609,113
1,050,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,119,562
570,000	HCA, Inc., 5.875%, 5/01/2023	592,800
170,000	HCA, Inc., 7.050%, 12/01/2027	166,600
640,000	HCA, Inc., 7.500%, 12/15/2023	684,800
470,000	HCA, Inc., 7.690%, 6/15/2025	501,725
480,000	HCA, Inc., 8.360%, 4/15/2024	537,600
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	854,850
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	515,000
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	581,025

		6,163,075

	Home Construction — 5.7%
845,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	908,375
1,132,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	1,219,730
600,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A	513,000
975,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	833,625
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	690,000
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	556,875
2,580,000	KB Home, 7.250%, 6/15/2018	2,838,000
1,850,000	Lennar Corp., 6.950%, 6/01/2018	2,081,250
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,009,600
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	497,475

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Home Construction — continued
$380,000	Pulte Group, Inc., 7.875%, 6/15/2032	$419,900
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	82,862
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A	122,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	682,000

		14,454,692

	Independent Energy — 3.4%
30,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	32,775
405,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	441,450
1,365,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	897,487
115,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	123,913
685,000	Halcon Resources Corp., 9.750%, 7/15/2020, 144A	756,925
3,400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	2,567,000
800,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	624,000
1,100,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	1,215,500
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	842,400
200,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	207,500
675,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	720,562

		8,429,512

	Life Insurance — 0.5%
860,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	1,157,775

	Local Authorities — 0.4%
1,055,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,057,783

	Lodging — 0.1%
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	204,300

	Media Cable — 1.3%
440,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023, 144A	441,100
1,830,000	Nara Cable Funding II Ltd., 8.500%, 3/01/2020, 144A, (EUR)	2,457,212
200,000	Numericable Finance & Co. SCA, 8.750%, 2/15/2019, 144A, (EUR)	278,161

		3,176,473

	Media Non-Cable — 3.0%
1,565,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	1,533,700
290,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	302,325
785,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	828,175
1,080,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,127,250
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	51,500
335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	340,862
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	233,738
2,905,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	3,093,825

		7,511,375

	Metals & Mining — 3.4%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041	2,383,025
2,100,000	Arch Coal, Inc., 7.250%, 6/15/2021	1,884,750
515,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	494,400

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — continued
$780,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	$633,750
330,000	FMG Resources August 2006 Pty Ltd., 6.875%, 4/01/2022, 144A	345,675
660,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	714,450
2,375,000	United States Steel Corp., 6.650%, 6/01/2037	2,185,000

		8,641,050

	Mortgage Related — 0.3%
637,231	FHLMC, 3.500%, 8/01/2042	672,520

	Non-Captive Consumer — 2.7%
1,430,000	Residential Capital LLC, 9.625%, 5/15/2015(f)	1,558,700
1,230,000	SLM Corp., 5.500%, 1/25/2023	1,220,775
1,920,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,932,000
2,000,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,010,000

		6,721,475

	Non-Captive Diversified — 2.2%
1,825,000	Air Lease Corp., 4.500%, 1/15/2016	1,893,437
240,000	Aircastle Ltd., 7.625%, 4/15/2020	277,800
1,045,000	International Lease Finance Corp., 8.625%, 1/15/2022	1,329,762
100,000	iStar Financial, Inc., 5.850%, 3/15/2017	101,750
135,000	iStar Financial, Inc., 5.875%, 3/15/2016	140,231
615,000	iStar Financial, Inc., 7.125%, 2/15/2018	644,213
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	15,281
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	611,325
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	451,313

		5,465,112

	Oil Field Services — 1.1%
730,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	751,900
1,745,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	1,810,438
190,000	Global Geophysical Services, Inc., 10.500%, 5/01/2017	164,825

		2,727,163

	Packaging — 1.3%
2,200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.000%, 11/15/2020, 144A	2,260,500
275,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	301,125
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	717,250

		3,278,875

	Pharmaceuticals — 1.2%
450,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	474,469
140,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	149,100
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	576,375
1,690,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	1,780,837

		2,980,781

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pipelines — 0.6%
$615,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	$624,225
655,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	733,600
215,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	216,613

		1,574,438

	Retailers — 1.3%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	42,000
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	473,063
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	220,375
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	38,675
1,615,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	1,211,250
1,440,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,270,800

		3,256,163

	Sovereigns — 0.7%
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	553,384
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,336,137

		1,889,521

	Supermarkets — 1.4%
315,000	American Stores Co., 8.000%, 6/01/2026	404,381
205,000	New Albertson’s, Inc., 7.450%, 8/01/2029	164,256
1,135,000	New Albertson’s, Inc., 7.750%, 6/15/2026	909,419
200,000	New Albertson’s, Inc., 8.000%, 5/01/2031	162,000
180,000	New Albertson’s, Inc., 8.700%, 5/01/2030	151,200
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	674,369
895,000	SUPERVALU, Inc., 8.000%, 5/01/2016	930,800

		3,396,425

	Supranational — 0.4%
2,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	1,021,502

	Technology — 3.2%
2,500,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,925,000
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,466,800
535,000	Amkor Technology, Inc., 6.375%, 10/01/2022	533,662
85,000	Amkor Technology, Inc., 6.625%, 6/01/2021	85,850
545,000	Equinix, Inc., 5.375%, 4/01/2023	551,812
1,460,000	First Data Corp., 8.250%, 1/15/2021, 144A	1,518,400
450,000	First Data Corp., 10.625%, 6/15/2021, 144A	455,063
960,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	1,015,200
340,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	351,050

		7,902,837

	Textile — 1.8%
1,925,000	Hanesbrands, Inc., 6.375%, 12/15/2020(g)	2,095,844
2,605,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,217,506

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Textile — continued
$175,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	$185,281

		4,498,631

	Transportation Services — 0.1%
275,000	APL Ltd., 8.000%, 1/15/2024(e)	258,500

	Treasuries — 8.9%
150,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	205,325
375,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	502,171
930,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,288,683
65,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	82,507
60,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	78,683
605,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	823,718
55,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	75,536
246,500(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,489,986
184,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,142,139
229,000(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	2,502,029
20,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	534,183
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	279,956
120,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(g)	3,907,131
850,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	927,946
1,525,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	1,740,769
2,920,000	Spain Government Bond, 4.650%, 7/30/2025, (EUR)(g)	3,519,322
19,660,565	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	1,304,183

		22,404,267

	Wireless — 3.0%
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	510,688
900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	432,000
955,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	1,030,206
795,000	SBA Communications Corp., 5.625%, 10/01/2019, 144A	817,856
4,501,000	Sprint Capital Corp., 6.875%, 11/15/2028(g)	4,602,273
5,000	Sprint Capital Corp., 6.900%, 5/01/2019	5,488
70,000	Sprint Capital Corp., 8.750%, 3/15/2032	83,475

		7,481,986

	Wirelines — 4.9%
332,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(h)	292,160
85,000	CenturyLink, Inc., 5.625%, 4/01/2020	86,913
2,590,000	CenturyLink, Inc., 7.650%, 3/15/2042	2,502,587
1,145,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,110,650
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	123,500
1,105,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	1,096,712
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A (COP)	34,840
735,000	Frontier Communications Corp., 9.000%, 8/15/2031	758,887
605,000	Level 3 Communications, Inc., 8.875%, 6/01/2019, 144A	660,963
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	1,141,775

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
350,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	$417,372
250,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	323,667
300,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	405,824
395,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	366,702
60,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	58,288
1,575,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,658,291
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	80,716
1,125,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,207,686

		12,327,533

	Total Non-Convertible Bonds (Identified Cost $177,529,441)	192,069,508

Convertible Bonds — 9.5%
	Automotive — 1.1%
1,760,000	Ford Motor Co., 4.250%, 11/15/2016	2,820,400

	Brokerage — 0.7%
1,714,000	Jefferies Group LLC, 3.875%, 11/01/2029	1,762,206

	Construction Machinery — 0.3%
555,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	828,337

	Diversified Manufacturing — 0.6%
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,589,172

	Home Construction — 0.8%
565,000	KB Home, 1.375%, 2/01/2019	621,147
70,000	Lennar Corp., 2.000%, 12/01/2020, 144A	106,094
925,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,181,687

		1,908,928

	Independent Energy — 0.4%
800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	766,500
120,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	120,150

		886,650

	Metals & Mining — 0.6%
1,235,000	Peabody Energy Corp., 4.750%, 12/15/2066	1,006,525
165,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	185,212
380,000	United States Steel Corp., 2.750%, 4/01/2019	384,275

		1,576,012

	Non-Captive Diversified — 0.1%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	364,444

	Pharmaceuticals — 0.6%
315,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	683,747
270,000	Mylan, Inc., 3.750%, 9/15/2015	598,219
220,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	263,587

		1,545,553

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	REITs — Mortgage — 0.3%
$630,000	Redwood Trust, Inc., 4.625%, 4/15/2018	$693,788

	Technology — 3.7%
3,780,000	Ciena Corp., 0.875%, 6/15/2017(g)	3,418,537
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	164,394
40,000	Ciena Corp., 4.000%, 3/15/2015, 144A	44,300
2,700,000	Intel Corp., 2.950%, 12/15/2035	2,865,375
620,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	723,850
1,185,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	1,464,216
240,000	Nuance Communications, Inc., 2.750%, 11/01/2031	247,950
80,000	SanDisk Corp., 1.500%, 8/15/2017	103,100
205,000	Xilinx, Inc., 2.625%, 6/15/2017	290,716

		9,322,438

	Textile — 0.3%
570,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	633,769

	Wirelines — 0.0%
379,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(e)(h)(i)(l)	39,803

	Total Convertible Bonds (Identified Cost $20,611,811)	23,971,500

	Total Bonds and Notes (Identified Cost $198,141,252)	216,041,008

Senior Loans — 0.4%
	Automotive — 0.1%
475,000	TI Group Automotive Systems LLC, Term Loan B, 3/27/2019(j)	478,562

	Consumer Products — 0.0%
9,896	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	9,590

	Media Non-Cable — 0.1%
281,368	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	206,631

	Supermarket — 0.1%
180,000	Supervalu, Inc., New Term Loan B, 6.250%, 3/21/2019(b)	182,945

	Technology — 0.1%
40,625	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	41,162
89,152	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	90,429

		131,591

	Wirelines — 0.0%
25,000	Integra Telecom, Inc., Refi 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	25,635

	Total Senior Loans (Identified Cost $1,091,185)	1,034,954

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 3.9%
Convertible Preferred Stocks — 2.5%
	Automotive — 1.3%
73,400	General Motors Co., Series B, 4.750%(g)	$3,151,796
2,500	Goodyear Tire & Rubber Co. (The), 5.875%	108,775

		3,260,571

	Banking — 0.1%
94	Bank of America Corp., Series L, 7.250%	114,507

	Independent Energy — 0.1%
390	Chesapeake Energy Corp., 5.000%	34,554
245	Chesapeake Energy Corp., Series A, 5.750%, 144A	250,359

		284,913

	Metals & Mining — 0.3%
21,500	ArcelorMittal, 6.000%	450,425
19,413	Cliffs Natural Resources, Inc., 7.000%	362,441

		812,866

	Non-Captive Diversified — 0.2%
8,025	iStar Financial, Inc., Series J, 4.500%	416,016

	Pipelines — 0.5%
20,675	El Paso Energy Capital Trust I, 4.750%	1,214,243

	Total Convertible Preferred Stocks (Identified Cost $6,118,075)	6,103,116

Non-Convertible Preferred Stocks — 1.4%
	Non-Captive Diversified — 1.4%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	2,109,862
965	Ally Financial, Inc., Series G, 7.000%, 144A	954,325
12,925	iStar Financial, Inc., Series E, 7.875%	310,329
7,500	iStar Financial, Inc., Series F, 7.800%	179,250
550	iStar Financial, Inc., Series G, 7.650%	13,118

		3,566,884

	Total Non-Convertible Preferred Stocks (Identified Cost $3,279,860)	3,566,884

	Total Preferred Stocks (Identified Cost $9,397,935)	9,670,000

Common Stocks — 1.6%
	Automobiles — 0.3%
53,720	Ford Motor Co.	706,418

	Chemicals — 0.1%
1,087	Ashland, Inc.	80,764

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Diversified Telecommunication Services — 0.0%
68	FairPoint Communications, Inc.(k)	$508
593	Hawaiian Telcom Holdco, Inc.(k)	13,681

		14,189

	Gas Utilities — 0.4%
17,600	National Fuel Gas Co.	1,079,760

	Household Durables — 0.4%
46,500	KB Home	1,012,305

	Oil, Gas & Consumable Fuels — 0.2%
14,882	Kinder Morgan, Inc.	575,636

	Pharmaceuticals — 0.1%
6,875	Merck & Co., Inc.	304,081

	Trading Companies & Distributors — 0.1%
2,696	United Rentals, Inc.(k)	148,199

	Total Common Stocks (Identified Cost $2,778,432)	3,921,352

Warrants — 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(e)(i)(k)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(k)	115,712

	Total Warrants (Identified Cost $29,892)	115,712

Principal Amount (‡)
Short-Term Investments — 7.1%
$848	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $848 on 4/01/2013 collateralized by $5,000 Federal National Mortgage Association, 2.080%, due 11/02/2022 valued at $5,003 including accrued interest (Note 2 of Notes to Financial Statements)	848
17,722,382	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013, at 0.000% to be repurchased at $17,722,382 on 4/01/2013 collateralized by $16,490,000 U.S. Treasury Note, 4.125% due 5/15/2015 valued at $18,079,718 including accrued interest (Note 2 of Notes to Financial Statements)	17,722,382

	Total Short-Term Investments (Identified Cost $17,723,230)	17,723,230

	Total Investments — 99.2% (Identified Cost $229,161,926)(a)	248,506,256
	Other assets less liabilities — 0.8%	1,955,289

	Net Assets — 100.0%	$250,461,545

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $229,353,283 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,859,934
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,706,961)

	Net unrealized appreciation	$19,152,973

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	Illiquid security. At March 31, 2013, the value of these securities amounted to $943,989 or 0.4% of net assets.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Fair valued by the Fund’s investment adviser. At March 31, 2013, the value of these securities amounted to $39,803 or less than 0.1% of net assets.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.
(k)	Non-income producing security.
(l)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $59,914,016 or 23.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar
UYU	Uruguayan Peso

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	4/30/2013	Euro	275,000	$352,571	$(3,661)
Sell	4/30/2013	Euro	12,550,000	16,090,051	672,615

Total					$668,954

1 Counterparty is Barclays Bank PLC.

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	8.9%
Technology	7.0
Home Construction	6.5
Wirelines	4.9
Metals & Mining	4.3
Non-Captive Diversified	3.9
Independent Energy	3.9
ABS Home Equity	3.7
Automotive	3.6
Media Non-Cable	3.1
Banking	3.1
Wireless	3.0
Non-Captive Consumer	2.7
Chemicals	2.6
Healthcare	2.5
Textile	2.1
Other Investments, less than 2% each	26.3
Short-Term Investments	7.1

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 96.9% of Net Assets
Non-Convertible Bonds — 96.8%
	Belgium — 2.7%
100,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	$130,022
260,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)(b)	370,609

		500,631

	Brazil — 1.7%
350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	184,461
100,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	138,121

		322,582

	Canada — 3.8%
190,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	196,462
100,000	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	98,840
70,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)	78,877
150,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	209,289
95,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	107,841

		691,309

	Finland — 2.9%
390,000	Finland Government Bond, 1.875%, 4/15/2017, (EUR)(b)	528,110

	France — 6.0%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	66,235
530,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	741,341
195,000	France Government Bond OAT, 3.750%, 4/25/2021, (EUR)	289,904

		1,097,480

	Germany — 7.9%
355,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)	478,037
170,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	255,790
470,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)	706,276

		1,440,103

	Ireland — 0.9%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	175,217

	Italy — 8.3%
50,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	76,843
515,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	569,842
370,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(b)	492,260
150,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	202,061
60,000	Republic of Italy, 6.875%, 9/27/2023	68,858
75,000	Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	109,412

		1,519,276

	Japan — 24.4%
90,000,000	Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	1,046,070
43,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	460,388

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — continued
92,650,000	Japan Government Ten Year Bond, 1.700%, 12/20/2016, (JPY)	$1,042,383
40,500,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	460,443
26,000,000	Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	303,042
98,000,000	Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	1,163,671

		4,475,997

	Jersey — 0.8%
100,000	Heathrow Funding Ltd., 4.375%, 1/25/2019, (EUR)	142,260

	Korea — 0.3%
2,300,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	59,132

	Luxembourg — 0.3%
50,000	ArcelorMittal, 6.000%, 3/01/2021	52,568

	Malaysia — 1.7%
580,000	Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)	188,356
370,000	Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	124,119

		312,475

	Mexico — 3.2%
2,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	170,229
47,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	421,682

		591,911

	Netherlands — 1.3%
50,000	Deutsche Telekom International Finance BV, EMTN, 5.750%, 4/14/2015, (EUR)	70,380
50,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	66,304
75,000	Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	99,127

		235,811

	Norway — 2.2%
30,000	Eksportfinans ASA, 2.000%, 9/15/2015	28,803
2,000,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)(b)	381,257

		410,060

	Philippines — 0.8%
5,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	139,978

	Poland — 2.3%
520,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	168,102
225,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)	247,256

		415,358

	Singapore — 1.9%
70,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	56,436
360,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	291,744

		348,180

	Spain — 0.4%
50,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	84,434

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sweden — 1.2%
1,300,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)(b)	$215,545

	Thailand — 0.6%
3,000,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	103,256

	Turkey — 0.7%
215,000	Turkey Government Bond, 9.000%, 3/05/2014, (TRY)	121,801

	United Kingdom — 9.4%
90,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	144,912
100,000	BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	150,596
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	92,950
105,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	190,032
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	89,070
100,000	FCE Bank PLC, EMTN, 4.825%, 2/15/2017, (GBP)	165,359
110,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	175,283
170,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(b)	313,973
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	79,603
160,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)(b)	318,785

		1,720,563

	United States — 10.0%
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	133,098
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	88,189
45,000	HCA, Inc., 8.360%, 4/15/2024	50,400
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	212,360
50,000	International Lease Finance Corp., 5.875%, 8/15/2022	53,891
50,000	JPMorgan Chase & Co., EMTN, 0.590%, 10/12/2015, (EUR)(c)	62,875
50,000	JPMorgan Chase & Co., EMTN, 4.375%, 1/30/2014, (EUR)	66,102
50,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	68,258
15,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	23,333
50,000	Pfizer, Inc., 4.550%, 5/15/2017, (EUR)	73,503
75,000	Sprint Nextel Corp., 6.000%, 11/15/2022	77,062
640,000	U.S. Treasury Note, 0.250%, 11/30/2013(d)	640,425
100,000	Wachovia Corp., EMTN, 4.375%, 11/27/2018, (EUR)	144,168
100,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	133,936

		1,827,600

	Uruguay — 1.1%
2,981,114	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	197,752

	Total Non-Convertible Bonds (Identified Cost $18,204,800)	17,729,389

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 0.1%
	United States — 0.1%
$20,000	Intel Corp., 2.950%, 12/15/2035 (Identified Cost $20,908)	$21,225

	Total Bonds and Notes (Identified Cost $18,225,708)	17,750,614

Shares
Preferred Stocks — 0.1%
	Non-Captive Diversified — 0.1%
326	iStar Financial, Inc., Series J, 4.500% (Identified Cost $16,300)	16,900

Principal Amount (‡)
Short-Term Investments — 2.3%
$413,639	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $413,639 on 4/01/2013 collateralized by $425,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $424,912 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $413,639)	413,639

	Total Investments — 99.3% (Identified Cost $18,655,647)(a)	18,181,153
	Other assets less liabilities — 0.7%	130,125

	Net Assets — 100.0%	$18,311,278

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2013, the net unrealized depreciation on investments based on a cost of $18,741,193 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$391,291
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(951,331)

	Net unrealized depreciation	$(560,040)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

(c)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(d)	All or a portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $296,093 or 1.6% of net assets.
EMTN	Euro Medium Term Note
MTN	Medium Term Note

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/28/2013	British Pound	122,000	$185,291	$(245)
Buy[2]	6/19/2013	Canadian Dollar	430,000	422,551	5,107
Buy[1]	6/19/2013	Euro	215,000	275,751	(4,242)
Buy[3]	6/21/2013	Malaysian Ringgit	290,000	93,148	1,070
Buy[1]	6/11/2013	South Korean Won	630,000,000	564,105	(13,506)
Buy[4]	6/11/2013	South Korean Won	104,700,000	93,749	(2,174)

Total					$(13,990)

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

At March 31, 2013, the Fund had the following open forward foreign cross-currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
4/22/2013	Euro	54,007	Turkish Lira[4]	130,000	$2,431
4/22/2013	Euro	37,792	Turkish Lira[4]	90,000	1,166
6/12/2013	Euro	133,586	Norwegian Krone[5]	1,010,000	1,128
4/04/2013	Japanese Yen	4,360,534	Singapore Dollar[1]	62,000	3,663
5/02/2013	Japanese Yen	18,891,400	Thai Baht[4]	6,200,000	10,589
6/03/2013	Japanese Yen	4,569,400	Malaysian Ringgit[4]	155,000	1,282
7/03/2013	Japanese Yen	4,694,702	Singapore Dollar[1]	62,000	93
6/03/2013	Malaysian Ringgit	155,000	Japanese Yen[4]	4,646,125	(466)
6/04/2013	Malaysian Ringgit	430,000	Japanese Yen[4]	12,889,250	(1,284)
6/12/2013	Norwegian Krone	1,010,000	Euro[5]	135,221	969
4/04/2013	Singapore Dollar	62,000	Japanese Yen[1]	4,696,438	(95)
4/22/2013	Turkish Lira	220,000	Euro[4]	93,078	(1,957)

Total					$17,519

1 Counterparty is Barclays Bank PLC.

2 Counterparty is UBS AG.

3 Counterparty is JP Morgan Chase Bank, N.A.

4 Counterparty is Credit Suisse International.

5 Counterparty is Deutsche Bank AG.

At March 31, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	6/06/2013	5	$812,181	$5,631

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	66.8%
Government Guaranteed	5.7
Banking	2.8
Sovereigns	2.8
Wirelines	2.7
Other Investments, less than 2% each	16.2
Short-Term Investments	2.3

Total Investments	99.3
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Currency Exposure Summary at March 31, 2013 (Unaudited)

Euro	36.7%
Japanese Yen	24.4
British Pound	10.9
United States Dollar	7.8
Mexican Peso	3.2
Canadian Dollar	2.6
Norwegian Krone	2.1
Other, less than 2% each	11.6

Total Investments	99.3
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.2% of Net Assets
	ABS Car Loan — 2.5%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,244,952
910,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	915,741
2,280,762	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 5/15/2018, 144A	2,283,891
920,000	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	919,476
955,434	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	960,894
7,000,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A2, 1.210%, 8/15/2015, 144A	6,999,902
3,000,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	2,997,636

		17,322,492

	ABS Credit Card — 1.0%
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,223,474
3,400,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	3,690,816

		6,914,290

	ABS Home Equity — 0.1%
407,082	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	417,939
275,283	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 6.200%, 1/25/2028(b)	269,235

		687,174

	ABS Other — 0.4%
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	3,011,526

	ABS Student Loan — 0.4%
2,460,207	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.803%, 9/20/2022(b)	2,472,508

	Collateralized Mortgage Obligations — 29.7%
242,178	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.180%, 5/15/2023(b)	248,887
157,350	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.360%, 8/15/2023(b)	161,842
577,486	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	656,817
1,054,167	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.603%, 11/15/2032(b)	1,056,856
3,825,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	4,184,217

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$6,280,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	$6,742,189
3,631,000	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	4,197,687
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,999,241
8,610,000	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	9,080,080
4,875,082	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.624%, 6/15/2048(b)	5,083,491
5,897,370	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.874%, 12/15/2036(b)	6,282,091
586,015	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	608,657
175,819	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.350%, 9/25/2022(b)	181,125
152,708	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.500%, 4/25/2024(b)	157,353
2,494,000	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	2,815,112
4,155,000	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	4,344,655
6,969,739	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.381%, 8/25/2038(b)	7,280,095
129,078	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.390%, 4/25/2023(b)	132,828
1,490,064	FHLMC, 3.002%, 12/01/2034(b)	1,593,261
2,189,323	FHLMC, 3.346%, 3/01/2038(b)	2,336,948
2,013,886	FHLMC, 5.235%, 11/01/2038(b)	2,172,072
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,902,694
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,832,845
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,774,733
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	737,774
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,715,004
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,202,441
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,754,738
19,695,181	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.554%, 4/25/2019(b)	19,733,567
1,907,603	FNMA, 2.270%, 9/01/2036(b)	2,027,629
5,704,718	FNMA, 2.306%, 11/01/2033(b)	6,028,532

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,365,563	FNMA, 2.647%, 10/01/2033(b)	$1,449,077
7,378,718	FNMA, 2.655%, 9/01/2037(b)	7,898,229
6,206,959	FNMA, 2.762%, 7/01/2037(b)	6,632,900
3,899,655	FNMA, 4.726%, 8/01/2038(b)	4,183,101
953,027	Government National Mortgage Association, Series 1998-19, Class ZB, 6.500%, 7/20/2028	1,110,406
6,177,448	Government National Mortgage Association, Series 2012-124, Class HT, 7.230%, 7/20/2032(b)	7,273,871
8,401,785	Government National Mortgage Association, Series 2012-H29, Class HF, 0.702%, 10/20/2062(b)	8,428,797
8,167,989	Government National Mortgage Association, Series 2013-H02, Class GF, 0.702%, 12/20/2062(b)	8,194,352
899,569	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.553%, 12/07/2020(b)	902,160
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,708,331
1,621,983	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.650%, 10/07/2020(b)	1,627,060
5,978,448	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.760%, 12/08/2020(b)	6,013,960
130,371	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.760%, 12/08/2020(b)	130,893

		208,578,598

	Commercial Mortgage-Backed Securities — 14.6%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.609%, 4/10/2049(b)	2,054,547
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	430,166
1,445,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,612,166
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.053%, 12/10/2049(b)	1,739,527
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,637,951
1,140,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	1,302,107
1,135,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,177,508
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,988,195
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	6,081,106
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.024%, 2/15/2041(b)	3,515,223
1,000,000	Del Coronado Trust, Series 2013-HDC, Class A, 1.003%, 3/15/2026, 144A(b)	999,954
1,200,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.904%, 12/05/2031, 144A(b)	1,201,020
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,982,221
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,699,470

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$10,865,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/08/2029, 144A(b)	$10,889,685
295,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	330,040
2,785,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,159,109
5,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,685,210
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	2,253,688
4,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	4,603,908
1,173,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,326,819
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	6,089,781
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,795,090
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.575%, 4/12/2049(b)	3,888,598
3,000,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	3,350,757
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.889%, 6/11/2049(b)	1,742,675
2,690,000	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,701,454
4,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,966,860
3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,271,779

		102,476,614

	Hybrid ARMs — 19.0%
2,904,891	FHLMC, 2.294%, 4/01/2036(b)	3,063,877
4,758,257	FHLMC, 2.345%, 7/01/2033(b)	5,037,268
3,346,168	FHLMC, 2.370%, 3/01/2036(b)	3,558,494
2,346,831	FHLMC, 2.372%, 4/01/2035(b)	2,515,036
2,249,621	FHLMC, 2.374%, 6/01/2037(b)	2,388,559
1,112,287	FHLMC, 2.376%, 2/01/2035(b)	1,188,810
7,249,209	FHLMC, 2.388%, 2/01/2036(b)	7,724,213
7,425,129	FHLMC, 2.410%, 5/01/2037(b)	7,915,807
3,148,510	FHLMC, 2.423%, 2/01/2036(b)	3,355,870
3,858,457	FHLMC, 2.511%, 11/01/2036(b)	4,124,454
1,226,691	FHLMC, 2.808%, 4/01/2037(b)	1,315,011
5,132,291	FHLMC, 2.902%, 9/01/2035(b)	5,482,677
3,862,281	FHLMC, 2.990%, 4/01/2037(b)	4,139,816
2,079,262	FHLMC, 3.511%, 11/01/2038(b)	2,213,616
4,188,841	FHLMC, 5.048%, 9/01/2038(b)	4,503,748
487,324	FHLMC, 5.248%, 12/01/2037(b)	524,534
759,438	FHLMC, 5.428%, 9/01/2038(b)	813,227
1,350,305	FHLMC, 5.730%, 3/01/2037(b)	1,451,609
317,234	FNMA, 2.029%, 2/01/2037(b)	332,681

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$3,909,316	FNMA, 2.163%, 7/01/2035(b)	$4,142,431
1,403,618	FNMA, 2.309%, 9/01/2034(b)	1,500,777
866,506	FNMA, 2.310%, 12/01/2034(b)	921,576
790,581	FNMA, 2.316%, 4/01/2033(b)	843,364
2,848,644	FNMA, 2.333%, 4/01/2034(b)	3,042,040
3,369,587	FNMA, 2.345%, 6/01/2036(b)	3,599,994
4,555,689	FNMA, 2.347%, 8/01/2035(b)	4,853,229
2,251,250	FNMA, 2.358%, 1/01/2036(b)	2,406,792
10,944,632	FNMA, 2.360%, 10/01/2034(b)	11,662,463
2,818,370	FNMA, 2.412%, 6/01/2033(b)	2,973,601
4,183,098	FNMA, 2.490%, 10/01/2033(b)	4,457,364
743,884	FNMA, 2.552%, 8/01/2033(b)	791,277
688,925	FNMA, 2.646%, 8/01/2036(b)	740,043
2,142,781	FNMA, 2.677%, 5/01/2035(b)	2,318,003
2,210,091	FNMA, 2.695%, 2/01/2047(b)	2,361,403
1,793,080	FNMA, 2.802%, 8/01/2034(b)	1,929,770
3,229,756	FNMA, 2.804%, 4/01/2037(b)	3,452,382
5,682,973	FNMA, 3.403%, 6/01/2037(b)	6,073,586
4,036,473	FNMA, 3.473%, 6/01/2035(b)	4,294,093
8,233,626	FNMA, 5.757%, 9/01/2037(b)	8,876,440

		132,889,935

	Mortgage Related — 24.6%
10,888,557	FHLMC, 2.385%, 3/01/2037(b)	11,585,626
3,058,953	FHLMC, 2.690%, 9/01/2038(b)	3,263,826
19,747,476	FHLMC, 3.000%, with various maturities from 2026 to 2027(c)	20,795,274
995,279	FHLMC, 4.000%, 12/01/2024	1,057,475
2,916,008	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	3,108,172
883,556	FHLMC, 5.500%, 10/01/2023	950,228
69,018	FHLMC, 6.000%, 11/01/2019	76,289
2,287,514	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	2,594,578
45,515	FHLMC, 7.000%, 2/01/2016	48,001
2,072	FHLMC, 7.500%, with various maturities from 2014 to 2026(c)	2,276
3,592	FHLMC, 8.000%, 9/01/2015	3,787
2,742	FHLMC, 10.000%, 7/01/2019	3,139
53,660	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	62,025
7,871,005	FNMA, 2.573%, 4/01/2037(b)	8,347,425
6,612,489	FNMA, 2.610%, 7/01/2035(b)	7,027,283
10,025,253	FNMA, 3.000%, with various maturities from 2027 to 2042(c)	10,547,598
1,760,443	FNMA, 4.000%, with various maturities in 2019(c)	1,888,532
4,053,608	FNMA, 4.500%, 1/01/2025	4,361,884
6,333,197	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	6,900,941
2,862,194	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	3,127,904
5,525,303	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	6,065,926
860,603	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	993,851
31,791	FNMA, 7.000%, 12/01/2022	32,037
196,304	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	230,429
14,222	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	15,016

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$5,954,113	GNMA, 1.967%, 2/20/2061(b)	$6,308,162
4,980,676	GNMA, 2.094%, 2/20/2063(b)	5,356,561
3,640,000	GNMA, 2.586%, 2/20/2063(b)	4,013,669
4,881,225	GNMA, 4.479%, 2/20/2062	5,463,438
5,034,092	GNMA, 4.521%, 12/20/2061	5,685,957
2,609,768	GNMA, 4.528%, 3/20/2062	2,957,475
7,254,299	GNMA, 4.532%, 12/20/2062	8,313,050
2,578,848	GNMA, 4.560%, 3/20/2062	2,919,687
12,683,748	GNMA, 4.583%, 11/20/2062	14,522,397
4,538,254	GNMA, 4.604%, 6/20/2062	5,173,264
1,524,873	GNMA, 4.616%, 8/20/2061	1,719,427
9,022,986	GNMA, 4.659%, 2/20/2062	10,250,419
2,069,169	GNMA, 4.698%, 7/20/2061	2,331,544
2,037,458	GNMA, 4.700%, 8/20/2061	2,301,555
1,739,106	GNMA, 4.808%, 8/20/2062	1,970,284
38,345	GNMA, 6.000%, 12/15/2031	43,748
157,827	GNMA, 6.500%, 5/15/2031	191,125
161,565	GNMA, 7.000%, 10/15/2028	192,827

		172,804,111

	Treasuries — 2.9%
18,260,000	U.S. Treasury Note, 1.750%, 4/15/2013	18,271,413
2,245,000	U.S. Treasury Note, 1.875%, 4/30/2014	2,285,953

		20,557,366

	Total Bonds and Notes (Identified Cost $653,319,140)	667,714,614

Short-Term Investments — 5.5%
9,977,859	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $9,997,859 on 4/01/2013 collateralized by $10,180,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $10,177,895 including accrued interest (Note 2 of Notes to Financial Statements)	9,977,859
20,500,000	U.S. Treasury Bill, 0.080%-0.097%, 4/18/2013(d)(e)	20,499,652
7,750,000	U.S. Treasury Bill, 0.065%, 6/27/2013(d)	7,748,690

	Total Short-Term Investments (Identified Cost $38,225,557)	38,226,201

	Total Investments — 100.7% (Identified Cost $691,544,697)(a)	705,940,815
	Other assets less liabilities — (0.7)%	(4,657,702)

	Net Assets — 100.0%	$701,283,113

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $691,888,704 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,602,193
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,550,082)

	Net unrealized appreciation	$14,052,111

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $33,114,605 or 4.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2013 (Unaudited)

Collateralized Mortgage Obligations	29.7%
Mortgage Related	24.6
Hybrid ARMs	19.0
Commercial Mortgage-Backed Securities	14.6
Treasuries	2.9
ABS Car Loan	2.5
Other Investments, less than 2% each	1.9
Short-Term Investments	5.5

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$1,655,358,723	$229,161,926	$18,655,647	$691,544,697
Net unrealized appreciation (depreciation)	63,041,436	19,344,330	(474,494)	14,396,118

Investments at value	1,718,400,159	248,506,256	18,181,153	705,940,815
Cash	—	53	—	—
Foreign currency at value (identified cost $0, $9, $210,490 and $0)	—	9	207,461	—
Receivable for Fund shares sold	10,076,299	965,277	14,339	2,955,342
Receivable from investment adviser (Note 6)	—	—	8,415	—
Receivable for securities sold	14,359,543	170,414	—	—
Receivable for delayed delivery securities sold (Note 2)	45,123,702	—	—	—
Securities received as collateral for open forward foreign currency contracts (Notes 2 and 4)	—	650,244	—	—
Dividends and interest receivable	17,914,551	3,870,496	237,347	3,368,706
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	672,615	27,498	—
Tax reclaims receivable	—	10,237	26	—
Receivable from distributor (Note 6d)	—	2,665	127	5,338

TOTAL ASSETS	1,805,874,254	254,848,266	18,676,366	712,270,201

LIABILITIES
Payable for securities purchased	25,577,370	2,651,023	—	8,748,783
Payable for delayed delivery securities purchased (Note 2)	83,663,328	—	—	—
Payable for Fund shares redeemed	3,389,890	728,214	256,372	1,250,003
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	3,661	23,969	—
Due to brokers (Note 2)	—	650,244	—	—
Payable for variation margin on futures contracts (Note 2)	—	—	468	—
Distributions payable	—	—	—	320,853
Management fees payable (Note 6)	547,686	180,963	—	254,958
Deferred Trustees’ fees (Note 6)	269,962	116,627	46,305	253,944
Administrative fees payable (Note 6)	63,290	9,268	695	26,235
Payable to distributor (Note 6d)	12,833	—	—	—
Other accounts payable and accrued expenses	150,586	46,721	37,279	132,312

TOTAL LIABILITIES	113,674,945	4,386,721	365,088	10,987,088

NET ASSETS	$1,692,199,309	$250,461,545	$18,311,278	$701,283,113

NET ASSETS CONSIST OF:
Paid-in capital	$1,626,950,383	$231,163,187	$18,775,715	$691,578,926
Distributions in excess of net investment income	(4,357,103)	(480,757)	(133,997)	(3,455,918)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	6,541,988	(230,736)	141,094	(1,236,013)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	63,064,041	20,009,851	(471,534)	14,396,118

NET ASSETS	$1,692,199,309	$250,461,545	$18,311,278	$701,283,113

See accompanying notes to financial statements.

|  56

Statements of Assets and Liabilities (continued)

March 31, 2013 (Unaudited)

	Core Plus Bond Fund		High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$570,270,749		$81,542,856	$11,093,523	$374,614,430

Shares of beneficial interest	42,786,023		16,940,809	1,129,939	31,385,236

Net asset value and redemption price per share	$13.33		$4.81	$9.82	$11.94

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.96		$5.04	$10.28	$12.31

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,765,435		$522,176	$—	$7,314,303

Shares of beneficial interest	131,881		108,090	—	613,445

Net asset value and offering price per share	$13.39		$4.83	$—	$11.92

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$308,867,596		$16,833,535	$4,034,269	$78,506,640

Shares of beneficial interest	23,165,052		3,489,059	413,781	6,571,769

Net asset value and offering price per share	$13.33		$4.82	$9.75	$11.95

Class N shares:
Net assets	$1,006		$—	$—	$—

Shares of beneficial interest	75		—	—	—

Net asset value, offering and redemption price per share	$13.42	*	$—	$—	$—

Class Y shares:
Net assets	$811,294,523		$151,562,978	$3,183,486	$240,847,740

Shares of beneficial interest	60,464,310		31,516,548	324,255	20,114,842

Net asset value, offering and redemption price per share	$13.42		$4.81	$9.82	$11.97

*	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

57  |

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$30,837,838	$7,164,681	$240,943	$7,912,657
Dividends	100,665	314,070	—	—
Less net foreign taxes withheld	(1,554)	(1,191)	—	—

	30,936,949	7,477,560	240,943	7,912,657

Expenses
Management fees (Note 6)	3,033,298	696,142	57,703	1,528,036
Service and distribution fees (Note 6)	2,178,586	186,781	36,040	898,774
Administrative fees (Note 6)	351,090	51,415	4,262	155,486
Trustees’ fees and expenses (Note 6)	28,075	13,071	9,224	21,307
Transfer agent fees and expenses (Note 6)	563,394	109,800	10,013	227,204
Audit and tax services fees	24,516	24,345	24,702	27,677
Custodian fees and expenses	45,977	17,431	16,819	19,693
Corporate tax expenses (Note 10)	—	—	—	224,327
Legal fees	10,392	1,473	139	4,794
Registration fees	139,540	47,737	34,889	90,061
Shareholder reporting expenses	81,883	21,829	2,411	46,408
Miscellaneous expenses	18,420	9,505	3,566	10,663

Total expenses	6,475,171	1,179,529	199,768	3,254,430
Fee/expense recovery (Note 6)	—	55,126	—	—
Less waiver and/or expense reimbursement (Note 6)	(3)	—	(86,788)	(25,918)

Net expenses	6,475,168	1,234,655	112,980	3,228,512

Net investment income	24,461,781	6,242,905	127,963	4,684,145

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	11,048,234	566,324	181,706	698,077
Futures contracts	—	—	7,808	—
Foreign currency transactions	81,423	(634,437)	43,708	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,198,342)	10,910,977	(910,978)	(3,836,882)
Futures contracts	—	—	5,631	—
Foreign currency translations	(17,141)	905,342	(26,835)	—

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7,914,174	11,748,206	(698,960)	(3,138,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,375,955	$17,991,111	$(570,997)	$1,545,340

See accompanying notes to financial statements.

|  58

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Income Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$24,461,781	$30,039,229	$6,242,905	$8,987,512
Net realized gain (loss) on investments and foreign currency transactions	11,129,657	27,486,451	(68,113)	1,577,793
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,215,483)	52,784,145	11,816,319	17,666,689

Net increase in net assets resulting from operations	32,375,955	110,309,825	17,991,111	28,231,994

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(11,827,141)	(13,530,505)	(2,389,055)	(4,924,736)
Class B	(35,517)	(83,437)	(13,985)	(37,943)
Class C	(5,323,539)	(6,193,213)	(444,470)	(960,754)
Class N	(6)	—	—	—
Class Y	(16,964,816)	(14,560,785)	(4,314,113)	(4,576,130)
Net realized capital gains
Class A	(7,656,569)	(4,420,850)	(224,929)	(5,086,896)
Class B	(28,613)	(45,406)	(1,686)	(56,566)
Class C	(4,172,024)	(2,475,931)	(52,693)	(1,334,655)
Class Y	(10,215,543)	(2,888,997)	(409,949)	(4,826,965)

Total distributions	(56,223,768)	(44,199,124)	(7,850,880)	(21,804,645)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	323,544,990	804,488,815	16,105,490	103,343,166

Net increase in net assets	299,697,177	870,599,516	26,245,721	109,770,515
NET ASSETS
Beginning of the period	1,392,502,132	521,902,616	224,215,824	114,445,309

End of the period	$1,692,199,309	$1,392,502,132	$250,461,545	$224,215,824

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(4,357,103)	$5,332,135	$(480,757)	$437,961

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets (continued)

	International Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$127,963	$360,175	$4,684,145	$8,290,284
Net realized gain on investments, futures contracts and foreign currency transactions	233,222	453,943	698,077	4,423,642
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(932,182)	688,866	(3,836,882)	8,386,594

Net increase (decrease) in net assets resulting from operations	(570,997)	1,502,984	1,545,340	21,100,520

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(172,374)	(793,528)	(4,019,037)	(7,335,704)
Class B	—	—	(57,193)	(161,039)
Class C	(48,301)	(546,527)	(562,006)	(1,216,984)
Class Y	(53,820)	(354,205)	(2,952,617)	(4,276,382)
Net realized capital gains
Class A	(216,225)	(306,969)	(122,270)	(98,584)
Class B	—	—	(2,674)	(3,508)
Class C	(81,575)	(237,383)	(26,374)	(24,502)
Class Y	(62,925)	(116,763)	(83,455)	(43,423)

Total distributions	(635,220)	(2,355,375)	(7,825,626)	(13,160,126)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	858	(3,913,509)	45,357,761	149,965,713

Net increase (decrease) in net assets	(1,205,359)	(4,765,900)	39,077,475	157,906,107
NET ASSETS
Beginning of the period	19,516,637	24,282,537	662,205,638	504,299,531

End of the period	$18,311,278	$19,516,637	$701,283,113	$662,205,638

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(133,997)	$12,535	$(3,455,918)	$(549,210)

See accompanying notes to financial statements.

|  60

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)		Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
CORE PLUS BOND FUND
Class A
3/31/2013(h)	$13.52	$0.21	$0.08		$0.29	$(0.29)	$(0.19)	$(0.48)
9/30/2012	12.71	0.43	1.07		1.50	(0.50)	(0.19)	(0.69)
9/30/2011	12.75	0.52	0.03	(i)	0.55	(0.59)	–	(0.59)
9/30/2010	11.91	0.54	0.91		1.45	(0.61)	–	(0.61)
9/30/2009	10.54	0.59	1.44		2.03	(0.66)	–	(0.66)
9/30/2008	11.31	0.55	(0.71)		(0.16)	(0.61)	–	(0.61)
Class B
3/31/2013(h)	13.57	0.16	0.08		0.24	(0.23)	(0.19)	(0.42)
9/30/2012	12.75	0.34	1.07		1.41	(0.40)	(0.19)	(0.59)
9/30/2011	12.79	0.42	0.03	(i)	0.45	(0.49)	–	(0.49)
9/30/2010	11.95	0.44	0.92		1.36	(0.52)	–	(0.52)
9/30/2009	10.57	0.50	1.45		1.95	(0.57)	–	(0.57)
9/30/2008	11.31	0.44	(0.67)		(0.23)	(0.51)	–	(0.51)
Class C
3/31/2013(h)	13.53	0.16	0.07		0.23	(0.24)	(0.19)	(0.43)
9/30/2012	12.71	0.33	1.08		1.41	(0.40)	(0.19)	(0.59)
9/30/2011	12.76	0.42	0.02	(i)	0.44	(0.49)	–	(0.49)
9/30/2010	11.92	0.45	0.91		1.36	(0.52)	–	(0.52)
9/30/2009	10.55	0.51	1.44		1.95	(0.58)	–	(0.58)
9/30/2008	11.32	0.47	(0.71)		(0.24)	(0.53)	–	(0.53)
Class N
3/31/2013*	13.43	0.03	0.04		0.07	(0.08)	–	(0.08)
Class Y
3/31/2013(h)	13.61	0.23	0.08		0.31	(0.31)	(0.19)	(0.50)
9/30/2012	12.78	0.46	1.09		1.55	(0.53)	(0.19)	(0.72)
9/30/2011	12.82	0.55	0.03	(i)	0.58	(0.62)	–	(0.62)
9/30/2010	11.97	0.57	0.92		1.49	(0.64)	–	(0.64)
9/30/2009	10.60	0.62	1.44		2.06	(0.69)	–	(0.69)
9/30/2008	11.36	0.58	(0.70)		(0.12)	(0.64)	–	(0.64)

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 2, 2008, redemption fees were eliminated.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

61  |

				Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)(e)	Net assets, end of the period (000’s)	Net expenses (%) (f)(g)	Gross expenses (%) (g)	Net investment income (%) (g)	Portfolio turnover rate (%)

$–	$13.33	2.16	$570,271	0.79	0.79	3.11	41
–	13.52	12.18	479,823	0.82	0.82	3.31	78
–	12.71	4.42	237,759	0.87	0.87	4.07	86
–	12.75	12.55	214,723	0.90	0.90	4.41	87
–	11.91	20.07	140,779	0.90	0.97	5.43	102
0.00	10.54	(1.61)	115,873	0.93	1.04	4.86	82

–	13.39	1.82	1,765	1.54	1.54	2.34	41
–	13.57	11.38	2,386	1.57	1.57	2.61	78
–	12.75	3.60	3,092	1.62	1.62	3.32	86
–	12.79	11.64	4,490	1.65	1.65	3.64	87
–	11.95	19.19	7,028	1.65	1.72	4.66	102
0.00	10.57	(2.21)	10,481	1.70	1.80	3.92	82

–	13.33	1.70	308,868	1.54	1.54	2.36	41
–	13.53	11.46	275,346	1.57	1.57	2.55	78
–	12.71	3.56	137,836	1.62	1.62	3.32	86
–	12.76	11.71	123,123	1.65	1.65	3.66	87
–	11.92	19.20	77,081	1.65	1.72	4.69	102
0.00	10.55	(2.32)	26,698	1.68	1.79	4.17	82

–	13.42	0.55	1	0.60	2.63	1.41	41

–	13.42	2.28	811,295	0.54	0.54	3.37	41
–	13.61	12.54	634,946	0.58	0.58	3.50	78
–	12.78	4.65	143,215	0.62	0.62	4.31	86
–	12.82	12.85	69,322	0.65	0.65	4.66	87
–	11.97	20.37	34,394	0.65	0.68	5.67	102
0.00	10.60	(1.36)	20,407	0.68	0.75	5.14	82

(f)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year, if applicable.
(h)	For the six months ended March 31, 2013 (Unaudited).
(i)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
HIGH INCOME FUND
Class A
3/31/2013(g)	$4.60	$0.12	$0.25	$0.37	$(0.15)	$(0.01)	$(0.16)
9/30/2012	4.46	0.24	0.59	0.83	(0.30)	(0.39)	(0.69)
9/30/2011	4.91	0.28	(0.42)	(0.14)	(0.31)	–	(0.31)
9/30/2010	4.49	0.32	0.42	0.74	(0.32)	–	(0.32)
9/30/2009	4.24	0.34	0.24	0.58	(0.33)	–	(0.33)
9/30/2008	5.12	0.34	(0.87)	(0.53)	(0.35)	–	(0.35)
Class B
3/31/2013(g)	4.61	0.11	0.25	0.36	(0.13)	(0.01)	(0.14)
9/30/2012	4.47	0.21	0.58	0.79	(0.26)	(0.39)	(0.65)
9/30/2011	4.92	0.25	(0.43)	(0.18)	(0.27)	–	(0.27)
9/30/2010	4.50	0.28	0.42	0.70	(0.28)	–	(0.28)
9/30/2009	4.25	0.31	0.25	0.56	(0.31)	–	(0.31)
9/30/2008	5.13	0.30	(0.87)	(0.57)	(0.31)	–	(0.31)
Class C
3/31/2013(g)	4.61	0.11	0.24	0.35	(0.13)	(0.01)	(0.14)
9/30/2012	4.47	0.21	0.59	0.80	(0.27)	(0.39)	(0.66)
9/30/2011	4.92	0.25	(0.43)	(0.18)	(0.27)	–	(0.27)
9/30/2010	4.50	0.28	0.43	0.71	(0.29)	–	(0.29)
9/30/2009	4.24	0.31	0.26	0.57	(0.31)	–	(0.31)
9/30/2008	5.12	0.31	(0.87)	(0.56)	(0.32)	–	(0.32)
Class Y
3/31/2013(g)	4.59	0.13	0.25	0.38	(0.15)	(0.01)	(0.16)
9/30/2012	4.46	0.26	0.57	0.83	(0.31)	(0.39)	(0.70)
9/30/2011	4.90	0.29	(0.41)	(0.12)	(0.32)	–	(0.32)
9/30/2010	4.49	0.33	0.41	0.74	(0.33)	–	(0.33)
9/30/2009	4.24	0.34	0.25	0.59	(0.34)	–	(0.34)
9/30/2008*	4.87	0.22	(0.65)	(0.43)	(0.21)	–	(0.21)

*	From commencement of Class operations on February 29, 2008 through September 30, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

See accompanying notes to financial statements.

63  |

					Ratios to Average Net Assets:
Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$–		$4.81	8.11	$81,543	1.15	(h)	1.15	(h)	5.27	20
–		4.60	20.90	95,876	1.15		1.19		5.50	34
–		4.46	(3.30)	59,907	1.15	(i)	1.15	(i)	5.60	67
–		4.91	17.05	68,011	1.15		1.20		6.72	56
0.00	(j)	4.49	15.97	59,944	1.15		1.28		8.82	30
0.00		4.24	(10.98)	38,577	1.15		1.40		7.01	27

–		4.83	7.89	522	1.90	(h)	1.90	(h)	4.53	20
–		4.61	19.93	560	1.90		1.94		4.79	34
–		4.47	(4.04)	738	1.90	(i)	1.90	(i)	4.90	67
–		4.92	16.13	1,209	1.90		1.94		6.00	56
0.00	(j)	4.50	15.06	1,569	1.90		2.06		8.32	30
0.00		4.25	(11.64)	2,267	1.90		2.15		6.15	27

–		4.82	7.68	16,834	1.90	(h)	1.90	(h)	4.53	20
–		4.61	19.96	16,863	1.90		1.94		4.78	34
–		4.47	(4.02)	15,790	1.90	(i)	1.90	(i)	4.89	67
–		4.92	16.15	19,312	1.90		1.95		5.97	56
0.00	(j)	4.50	15.37	17,827	1.90		2.03		8.09	30
0.00		4.24	(11.62)	9,945	1.90		2.15		6.32	27

–		4.81	8.49	151,563	0.90	(h)	0.90	(h)	5.56	20
–		4.59	20.93	110,917	0.90		0.95		5.78	34
–		4.46	(2.86)	38,011	0.90	(i)	0.90	(i)	5.86	67
–		4.90	17.11	69,887	0.90		0.93		7.02	56
0.00	(j)	4.49	16.29	105,713	0.90		0.92		8.32	30
0.01		4.24	(9.10)	3,833	0.90		1.15		8.03	27

(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes fee/expense recovery of 0.05%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Effective June 1, 2009, redemption fees were eliminated.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
INTERNATIONAL BOND FUND
Class A
3/31/2013(g)	$10.44	$0.07	$(0.36)	$(0.29)	$(0.15)	$(0.18)	$(0.33)
9/30/2012	10.94	0.19	0.62	0.81	(0.94)	(0.37)	(1.31)
9/30/2011	11.17	0.25	0.06 (j)	0.31	(0.40)	(0.14)	(0.54)
9/30/2010	10.84	0.22	0.48	0.70	(0.29)	(0.08)	(0.37)
9/30/2009	9.19	0.32	1.53	1.85	(0.20)	–	(0.20)
9/30/2008(k)	10.00	0.17	(0.79)	(0.62)	(0.19)	–	(0.19)
Class C
3/31/2013(g)	10.37	0.04	(0.36)	(0.32)	(0.12)	(0.18)	(0.30)
9/30/2012	10.87	0.12	0.61	0.73	(0.86)	(0.37)	(1.23)
9/30/2011	11.11	0.17	0.05 (j)	0.22	(0.32)	(0.14)	(0.46)
9/30/2010	10.82	0.15	0.46	0.61	(0.24)	(0.08)	(0.32)
9/30/2009	9.18	0.24	1.53	1.77	(0.13)	–	(0.13)
9/30/2008(k)	10.00	0.13	(0.81)	(0.68)	(0.15)	–	(0.15)
Class Y
3/31/2013(g)	10.44	0.09	(0.36)	(0.27)	(0.17)	(0.18)	(0.35)
9/30/2012	10.93	0.21	0.63	0.84	(0.96)	(0.37)	(1.33)
9/30/2011	11.16	0.28	0.06 (j)	0.34	(0.43)	(0.14)	(0.57)
9/30/2010	10.82	0.25	0.47	0.72	(0.30)	(0.08)	(0.38)
9/30/2009	9.18	0.33	1.53	1.86	(0.22)	–	(0.22)
9/30/2008(k)	10.00	0.18	(0.81)	(0.63)	(0.20)	–	(0.20)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

65  |

					Ratios to Average Net Assets:
Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)	Net investment income (%) (f)	Portfolio turnover rate (%)

$–		$9.82	(2.83)	$11,094	1.05		1.95	1.45	57
–		10.44	8.42	11,898	1.09	(h)(i)	1.85	1.83	169
–		10.94	2.70	10,927	1.10		1.64	2.26	136
–		11.17	6.66	18,758	1.10		1.49	2.14	128
–		10.84	20.41	8,479	1.10		2.11	3.29	91
0.00	(l)	9.19	(6.37)	1,953	1.10		2.95	2.66	60

–		9.75	(3.22)	4,034	1.80		2.70	0.71	57
–		10.37	7.64	4,355	1.84	(h)(i)	2.61	1.13	169
–		10.87	1.87	7,503	1.85		2.40	1.52	136
–		11.11	5.86	6,145	1.85		2.24	1.40	128
–		10.82	19.58	2,955	1.85		2.93	2.56	91
0.01	(l)	9.18	(6.95)	683	1.85		3.70	1.92	60

–		9.82	(2.71)	3,183	0.80		1.70	1.71	57
–		10.44	8.68	3,264	0.85	(h)(i)	1.60	2.05	169
–		10.93	3.06	5,852	0.85		1.36	2.47	136
–		11.16	6.92	8,908	0.85		1.23	2.41	128
–		10.82	20.73	13,049	0.85		1.92	3.53	91
0.01	(l)	9.18	(6.39)	9,981	0.85		2.48	2.74	60

(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Effective July 1, 2012, the expense limit decreased from 1.10%, 1.85% and 0.85% to 1.05%, 1.80% and 0.80% for Class A, Class C and Class Y shares, respectively.
(i)	Includes interest expense from bank overdraft charges of less than 0.01%. Without this expense the ratio of net expenses would have been 1.09%, 1.84% and 0.84% for Class A, Class C and Class Y shares, respectively.
(j)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(k)	From commencement of operations on February 1, 2008 through September 30, 2008.
(l)	Effective June 2, 2008, redemption fees were eliminated.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains (b)	Total distributions
LIMITED TERM GOVERNMENT AND AGENCY FUND
Class A
3/31/2013(g)	$12.04	$0.08	$(0.05)	$0.03	$(0.13)	$(0.00)	$(0.13)
9/30/2012	11.87	0.18	0.28	0.46	(0.29)	(0.00)	(0.29)
9/30/2011	12.02	0.17	0.03	0.20	(0.26)	(0.09)	(0.35)
9/30/2010	11.60	0.20	0.49	0.69	(0.27)	—	(0.27)
9/30/2009	10.98	0.35	0.63	0.98	(0.36)	—	(0.36)
9/30/2008	11.00	0.45	0.02	0.47	(0.49)	—	(0.49)
Class B
3/31/2013(g)	12.03	0.04	(0.06)	(0.02)	(0.09)	(0.00)	(0.09)
9/30/2012	11.86	0.10	0.27	0.37	(0.20)	(0.00)	(0.20)
9/30/2011	12.00	0.09	0.03	0.12	(0.17)	(0.09)	(0.26)
9/30/2010	11.59	0.12	0.47	0.59	(0.18)	—	(0.18)
9/30/2009	10.97	0.26	0.63	0.89	(0.27)	—	(0.27)
9/30/2008	10.99	0.36	0.02	0.38	(0.40)	—	(0.40)
Class C
3/31/2013(g)	12.05	0.04	(0.05)	(0.01)	(0.09)	(0.00)	(0.09)
9/30/2012	11.88	0.10	0.27	0.37	(0.20)	(0.00)	(0.20)
9/30/2011	12.03	0.08	0.03	0.11	(0.17)	(0.09)	(0.26)
9/30/2010	11.61	0.12	0.48	0.60	(0.18)	—	(0.18)
9/30/2009	10.99	0.26	0.63	0.89	(0.27)	—	(0.27)
9/30/2008	11.00	0.36	0.03	0.39	(0.40)	—	(0.40)
Class Y
3/31/2013(g)	12.08	0.10	(0.06)	0.04	(0.15)	(0.00)	(0.15)
9/30/2012	11.91	0.21	0.28	0.49	(0.32)	(0.00)	(0.32)
9/30/2011	12.05	0.20	0.04	0.24	(0.29)	(0.09)	(0.38)
9/30/2010	11.64	0.23	0.48	0.71	(0.30)	—	(0.30)
9/30/2009	11.01	0.39	0.63	1.02	(0.39)	—	(0.39)
9/30/2008	11.03	0.47	0.02	0.49	(0.51)	—	(0.51)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

67  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$11.94	0.28	$374,614	0.91	(h)	0.92	(h)	1.34	26
12.04	3.94	357,870	0.85		0.90		1.54	56
11.87	1.71	293,675	0.85		0.92		1.44	66
12.02	6.03	164,265	0.89		0.97		1.73	89
11.60	9.05	118,619	0.90		0.99		3.10	77
10.98	4.29	105,047	0.92		1.07		4.04	52

11.92	(0.18)	7,314	1.66	(h)	1.67	(h)	0.60	26
12.03	3.17	8,370	1.60		1.65		0.81	56
11.86	1.04	10,976	1.60		1.68		0.72	66
12.00	5.16	4,049	1.64		1.72		1.00	89
11.59	8.24	4,442	1.65		1.74		2.32	77
10.97	3.52	4,532	1.67		1.82		3.29	52

11.95	(0.09)	78,507	1.66	(h)	1.67	(h)	0.59	26
12.05	3.17	75,522	1.60		1.65		0.80	56
11.88	0.96	68,776	1.60		1.67		0.68	66
12.03	5.24	75,984	1.64		1.72		0.98	89
11.61	8.24	50,973	1.65		1.74		2.32	77
10.99	3.62	22,711	1.66		1.83		3.29	52

11.97	0.32	240,848	0.66	(h)	0.67	(h)	1.59	26
12.08	4.19	220,444	0.60		0.65		1.77	56
11.91	2.05	130,874	0.60		0.67		1.68	66
12.05	6.20	95,847	0.63		0.71		1.94	89
11.64	9.40	28,004	0.65		0.72		3.42	77
11.01	4.55	6,577	0.67		0.72		4.28	52

(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes corporate tax expenses of 0.06% for Class A, B, C and Y shares. Without this expense the ratio of net expenses for Class A, B, C and Y shares would have been 0.85%, 1.60%, 1.60% and 0.60%, respectively.

See accompanying notes to financial statements.

|  68

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles International Bond Fund (the “International Bond Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company, except for International Bond Fund, which is a non-diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. Effective February 1, 2013, Core Plus Bond Fund began offering Class N shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares of all Funds except Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 3.00%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

69  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees for Class N). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price.

|  70

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Credit default swap agreements are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

71  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in

|  72

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  Each Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of credit default swaps are not recorded in the financial statements. Credit default swaps are valued daily, and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Operations as realized gain or

73  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

loss when received or paid. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Credit default swaps are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. The Funds cover their net obligations under outstanding credit default swaps by segregating or earmarking liquid assets or cash.

No credit default swaps were held by the Funds during the six months ended March 31, 2013.

g.  Due to Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. Due to brokers’ balances in the Statements of Asset and Liabilities for High Income Fund represent securities received as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

h.  Federal and Foreign Income Taxes.  Each Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to

|  74

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, preferred securities adjustments, premium amortization, defaulted bond adjustments, paydown gains and losses and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contract mark to market, dividends payable, return of capital dividend received, preferred securities adjustments, contingent payment debt instruments and defaulted bond interest. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$38,311,608	$5,887,516	$44,199,124
High Income Fund	12,336,748	9,467,897	21,804,645
International Bond Fund	2,051,571	303,804	2,355,375
Limited Term Government and Agency Fund	12,349,174	810,952	13,160,126

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

75  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

j.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

k.  Delayed Delivery Commitments.  The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. When the Funds enter into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Funds’ commitment. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment

|  76

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2013, none of the Funds had loaned securities under this agreement.

m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n.  New Accounting Pronouncement.  In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU creates new disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Funds’ financial statement disclosures.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on

77  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

the basis of evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$47,431,302	$1,667,664	$49,098,966
Airlines	—	—	4,667,705	4,667,705
Media Non-Cable	—	11,645,563	7,798,800	19,444,363
All Other Non-Convertible Bonds(a)	—	1,538,862,674	—	1,538,862,674

Total Non-Convertible Bonds	—	1,597,939,539	14,134,169	1,612,073,708

Convertible Bonds(a)	—	—	1,390,310	1,390,310

Total Bonds and Notes	—	1,597,939,539	15,524,479	1,613,464,018

Senior Loans(a)	—	47,360,406	—	47,360,406
Preferred Stocks(a)	2,101,469	526,115	—	2,627,584
Short-Term Investments	—	54,948,151	—	54,948,151

Total	$2,101,469	$1,700,774,211	$15,524,479	$1,718,400,159

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  78

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$2,351,804	$569,244	$2,921,048
All Other Non-Convertible Bonds(a)	—	189,148,460	—	189,148,460

Total Non-Convertible Bonds	—	191,500,264	569,244	192,069,508

Convertible Bonds(a)	—	23,931,697	39,803	23,971,500

Total Bonds and Notes	—	215,431,961	609,047	216,041,008

Senior Loans(a)	—	1,034,954	—	1,034,954
Preferred Stocks(a)	8,715,675	954,325	—	9,670,000
Common Stocks(a)	3,921,352	—	—	3,921,352
Warrants(b)	115,712	—	—	115,712
Short-Term Investments	—	17,723,230	—	17,723,230

Total Investments	12,752,739	235,144,470	609,047	248,506,256

Forward Foreign Currency Contracts (unrealized appreciation)	—	672,615	—	672,615

Total	$12,752,739	$235,817,085	$609,047	$249,178,871

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,661)	$—	$(3,661)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Includes a security fair valued at zero using Level 2 inputs.

79  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

International Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$17,750,614	$—	$17,750,614
Preferred Stocks(a)	16,900	—	—	16,900
Short-Term Investments	—	413,639	—	413,639

Total Investments	16,900	18,164,253	—	18,181,153

Forward Foreign Currency Contracts (unrealized appreciation)	—	27,498	—	27,498
Futures Contracts (unrealized appreciation)	5,631	—	—	5,631

Total	$22,531	$18,191,751	$—	$18,214,282

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(23,969)	$—	$(23,969)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Student Loan	$—	$—	$2,472,508	(b)	$2,472,508
Collateralized Mortgage Obligations	—	199,904,525	8,674,073	(b)	208,578,598
Mortgage Related	—	163,433,881	9,370,230	(b)	172,804,111
All Other Bonds and Notes(a)	—	283,859,397	—		283,859,397

Total Bonds and Notes	—	647,197,803	20,516,811		667,714,614

Short-Term Investments	—	38,226,201	—		38,226,201

Total	$—	$685,424,004	$20,516,811		$705,940,815

|  80

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or March 31, 2013:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$2,752	$1,664,912
Airlines	—	301	243	76,232	—
Media Non-Cable	—	—	—	38,800	7,760,000
Convertible Bonds
Wirelines	—	488	(18)	67,504	2,644,671

Total	$—	$789	$225	$185,288	$12,069,583

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$1,667,664	$2,752
Airlines	(38,474)	4,629,403	—	4,667,705	76,232
Media Non-Cable	—	—	—	7,798,800	38,800
Convertible Bonds
Wirelines	(1,322,335)	—	—	1,390,310	67,504

Total	$(1,360,809)	$4,629,403	$—	$15,524,479	$185,288

81  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Debt securities valued at $4,629,403 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$1,605	$1,075	$(5,268)	$345,000
Transportation Services	234,438	—	—	—	—
Convertible Bonds
Wirelines	—	—	(8)	(10,382)	100,386

Total	$234,438	$1,605	$1,067	$(15,650)	$445,386

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$(6,392)	$233,224	$—	$569,244	$(5,268)
Transportation Services	—	—	(234,438)	—	—
Convertible Bonds
Wirelines	(50,193)	—	—	39,803	(10,382)

Total	$(56,585)	$233,224	$(234,438)	$609,047	$(15,650)

|  82

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Debt securities valued at $233,224 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

A debt security valued at $234,438 was transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$910,501	$—	$—	$—	$—
ABS Student Loan	—	—	—	12,301	—
Collateralized Mortgage Obligations	—	—	(27)	(6,404)	135,497
Mortgage Related	1,982,780	—	—	(3,368)	9,373,598

Total	$2,893,281	$—	$(27)	$2,529	$9,509,095

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
ABS Car Loan	$—	$—	$(910,501)	$—	$—
ABS Student Loan	(1,285,519)	3,745,726	—	2,472,508	12,301
Collateralized Mortgage Obligations	(624,026)	9,169,033	—	8,674,073	(6,404)
Mortgage Related	—	—	(1,982,780)	9,370,230	(3,368)

Total	$(1,909,545)	$12,914,759	$(2,893,281)	$20,516,811	$2,529

83  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Debt securities valued at $12,914,759 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $2,893,281 were transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that High Income Fund and International Bond Fund used during the period include forward foreign currency contracts and futures contracts.

High Income Fund and International Bond Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2013, High Income Fund engaged in forward foreign currency transactions for hedging purposes. During the same period, International Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

International Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the six months ended March 31, 2013, International Bond Fund used futures contracts to manage duration.

High Income Fund and International Bond Fund are party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2013, the fair value of derivative positions (including open trades)

|  84

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Fund	Counterparty	Derivatives	Collateral Pledged
International Bond Fund	Barclays Bank PLC	$(14,332)	$ —

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Funds have mitigated this risk with respect to forward foreign currency contracts by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, including securities held at counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations and the amount of loss that the Funds would incur after taking into account master netting arrangements are as follows as of March 31, 2013:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
High Income Fund	$672,615	$668,954
International Bond Fund	52,515	42,878

These amounts do not take into account the value of U.S. government and agency securities received as collateral by High Income Fund in the amount of $650,244. Collateral is valued in accordance with the Fund’s valuation policies and is recorded on the Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for forward foreign currency contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between each Fund and the counterparties. This risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received or initial/variation margin pledged may be subject to bankruptcy court proceedings.

85  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

The following is a summary of derivative instruments for High Income Fund as of March 31, 2013:

Statements of Assets and Liabilities Caption	Foreign Exchange Contracts
Assets
Unrealized appreciation on forward foreign currency contracts	$672,615
Liabilities
Unrealized depreciation on forward foreign currency contracts	(3,661)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2013, were as follows:

Statements of Operations Caption	Foreign Exchange Contracts
Net Realized Gain (Loss) on:
Foreign currency transactions*	$(644,980)
Net Change in Unrealized Appreciation (Depreciation) on:
Foreign currency translations*	912,188

*	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period.

The following is a summary of derivative instruments for International Bond Fund as of March 31, 2013:

Statements of Assets and Liabilities Caption	Interest Rate Contracts	Foreign Exchange Contracts
Assets
Unrealized appreciation on forward foreign currency contracts	$—	$27,498
Unrealized appreciation on futures contracts*	5,631	—
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	(23,969)

*	Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

|  86

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Transactions in derivative instruments for International Bond Fund during the six months ended March 31, 2013, were as follows:

Statements of Operations Caption	Interest Rate Contracts	Foreign Exchange Contracts
Net Realized Gain (Loss) on:
Foreign currency transactions*	$—	$49,095
Futures contracts	7,808	—
Net Change in Unrealized Appreciation (Depreciation) on:
Foreign currency translations*	—	(12,875)
Futures contracts	5,631	—

*	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and future contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2013:

High Income Fund	Forwards
Average Notional Amount Outstanding	5.05%
Highest Notional Amount Outstanding	6.56%
Lowest Notional Amount Outstanding	2.76%
Notional Amount Outstanding as of March 31, 2013	6.56%

International Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	16.32%	1.84%
Highest Notional Amount Outstanding	22.28%	4.46%
Lowest Notional Amount Outstanding	12.10%	0.00%
Notional Amount Outstanding as of March 31, 2013	21.76%	4.44%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

87  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$405,524,486	$485,108,397	$552,275,623	$151,602,721
High Income Fund	2,248,930	7,611,251	61,572,232	34,774,400
International Bond Fund	950,561	800,646	9,508,838	9,868,685
Limited Term Government and Agency Fund	100,980,401	106,801,674	144,027,322	67,289,172

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $150 million	Over $250 million
Core Plus Bond Fund	0.2500%	0.1875%	0.1875%
High Income Fund	0.6000%	0.6000%	0.6000%
International Bond Fund	0.6000%	0.6000%	0.6000%
Limited Term Government and Agency Fund	0.5000%	0.5000%	0.4000%

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Over $100 million
Core Plus Bond Fund	0.2500%	0.1875%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2014 and are

|  88

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Core Plus Bond Fund	0.90%	1.65%	1.65%	0.60%	0.65%
High Income Fund	1.15%	1.90%	1.90%	—	0.90%
International Bond Fund	1.05%	—	1.80%	—	0.80%
Limited Term Government and Agency Fund	0.85%	1.60%	1.60%	—	0.60%

Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and NGAM Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2013, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees(1)	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$1,516,649	$—	$1,516,649	0.191%	0.191%
High Income Fund	696,142	—	696,142	0.600%	0.600%
International Bond Fund	57,703	57,703	—	0.600%	—
Limited Term Government and Agency Fund	1,528,036	25,918	1,502,118	0.436%	0.428%

(1)	Management fee waivers are subject to possible recovery until September 30, 2014.

89  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

For the six months ended March 31, 2013, the advisory administration fees for Core Plus Bond Fund were as follows:

Advisory Administration Fee	Percentage of Average Daily Net Assets
$1,516,649	0.191%

For the six months ended March 31, 2013, expenses have been reimbursed as follows:

Fund	Reimbursement
International Bond Fund	$29,085

Additionally, class-specific expenses of $3 have been reimbursed for Class N shares. Expense reimbursements are subject to possible recovery until September 30, 2014.

For the six months ended March 31, 2013, expense reimbursements related to the prior fiscal year were recovered as follows:

Fund	Recovered Expenses
High Income Fund	$55,126

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

|  90

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended March 31, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Core Plus Bond Fund	$679,078	$2,600	$372,277	$7,801	$1,116,830
High Income Fund	100,063	666	21,014	1,995	63,043
International Bond Fund	14,526	—	5,378	—	16,136
Limited Term Government and Agency Fund	463,435	10,062	98,773	30,184	296,320

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$351,090
High Income Fund	51,415
International Bond Fund	4,262
Limited Term Government and Agency Fund	155,486

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the

91  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$514,779
High Income Fund	85,350
International Bond Fund	7,933
Limited Term Government and Agency Fund	121,179

As of March 31, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$12,833

For the six months ended March 31, 2013, NGAM Distribution owes the Funds the following for overpayments of sub-transfer agent fees:

Fund	Overpayments of Sub-Transfer Agent Fees
High Income Fund	$2,665
International Bond Fund	127
Limited Term Government and Agency Fund	5,338

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

|  92

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2013 were as follows:

Fund	Commissions
Core Plus Bond Fund	$504,525
High Income Fund	61,221
International Bond Fund	3,523
Limited Term Government and Agency Fund	204,246

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value

93  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At March 31, 2013, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Retirement Plan
Core Plus Fund	0.06%
International Bond Fund	1.14%
Limited Term Government and Agency Fund	0.19%

Additionally, as of March 31, 2013, Natixis US held shares of Core Plus Bond Fund representing less than 0.01% of the Funds’ net assets.

7.  Class-Specific Expenses.  For the period from February 1, 2013 through March 31, 2013, Core Plus Bond Fund incurred the following class-specific expenses:

Class N
Transfer Agent Fees and Expenses	$3

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  International Bond Fund is a non-diversified fund. Compared with diversified mutual funds, International Bond Fund may invest a greater percentage of its assets in a particular country. Therefore, International Bond Fund’s returns could be significantly affected by the performance of any one of the small number of countries in its portfolio.

|  94

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Corporate Tax Expense.  Loomis Sayles Limited Term Government and Agency Fund paid federal corporate income taxes in the amount of $224,327 on undistributed net long-term capital gains as of September 30, 2012.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2013, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership	Total Percentage of Ownership
Core Plus Bond Fund	—	—	0.06%	0.06%
High Income Fund	1	8.29%	—	8.29%
International Bond Fund	—	—	1.14%	1.14%
Limited Term Government and Agency Fund	—	—	0.19%	0.19%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

95  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	15,160,342	$204,360,732	27,370,858	$355,172,674
Issued in connection with the reinvestment of distributions	1,173,996	15,711,303	1,087,023	14,031,796
Redeemed	(9,035,621)	(121,360,258)	(11,683,801)	(151,134,746)

Net change	7,298,717	$98,711,777	16,774,080	$218,069,724

Class B
Issued from the sale of shares	3,215	$43,792	18,163	$232,753
Issued in connection with the reinvestment of distributions	3,912	52,602	8,025	103,306
Redeemed	(51,040)	(692,046)	(92,873)	(1,209,379)

Net change	(43,913)	$(595,652)	(66,685)	$(873,320)

Class C
Issued from the sale of shares	5,077,786	$68,483,169	11,681,836	$152,094,275
Issued in connection with the reinvestment of distributions	394,292	5,276,103	326,978	4,220,534
Redeemed	(2,664,936)	(35,819,449)	(2,493,106)	(32,473,101)

Net change	2,807,142	$37,939,823	9,515,708	$123,841,708

Class N*
Issued from the sale of shares	74	$1,000	—	$—
Issued in connection with the reinvestment of distributions	1	6	—	—
Redeemed	—	—	—	—

Net change	75	$1,006	—	$—

Class Y
Issued from the sale of shares	24,805,829	$336,214,333	44,233,390	$579,833,966
Issued in connection with the reinvestment of distributions	1,445,923	19,472,407	884,004	11,568,457
Redeemed	(12,443,382)	(168,198,704)	(9,666,030)	(127,951,720)

Net change	13,808,370	$187,488,036	35,451,364	$463,450,703

Increase (decrease) from capital share transactions	23,870,391	$323,544,990	61,674,467	$804,488,815

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.

|  96

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,532,490	$16,796,129	21,107,989	$93,628,788
Issued in connection with the reinvestment of distributions	504,771	2,373,208	2,189,836	9,162,829
Redeemed	(7,952,963)	(36,983,152)	(15,882,475)	(70,067,314)

Net change	(3,915,702)	$(17,813,815)	7,415,350	$32,724,303

Class B
Issued from the sale of shares	11,265	$52,498	5,673	$24,777
Issued in connection with the reinvestment of distributions	2,698	12,740	19,672	81,687
Redeemed	(27,373)	(128,616)	(68,910)	(305,756)

Net change	(13,410)	$(63,378)	(43,565)	$(199,292)

Class C
Issued from the sale of shares	308,469	$1,463,105	805,879	$3,533,514
Issued in connection with the reinvestment of distributions	82,826	390,987	421,300	1,752,724
Redeemed	(562,503)	(2,667,659)	(1,101,851)	(4,859,465)

Net change	(171,208)	$(813,567)	125,328	$426,773

Class Y
Issued from the sale of shares	12,841,971	$60,681,524	27,436,571	$123,173,948
Issued in connection with the reinvestment of distributions	773,765	3,644,938	1,416,350	5,940,281
Redeemed	(6,249,969)	(29,530,212)	(13,232,329)	(58,722,847)

Net change	7,365,767	$34,796,250	15,620,592	$70,391,382

Increase (decrease) from capital share transactions	3,265,447	$16,105,490	23,117,705	$103,343,166

97  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
International Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	316,143	$3,197,898	550,775	$5,589,441
Issued in connection with the reinvestment of distributions	28,743	293,354	89,124	883,291
Redeemed	(354,356)	(3,576,485)	(499,605)	(5,230,159)

Net change	(9,470)	$(85,233)	140,294	$1,242,573

Class C
Issued from the sale of shares	72,366	$741,737	119,315	$1,209,211
Issued in connection with the reinvestment of distributions	8,638	87,632	46,134	453,165
Redeemed	(87,155)	(880,772)	(435,796)	(4,443,773)

Net change	(6,151)	$(51,403)	(270,347)	$(2,781,397)

Class Y
Issued from the sale of shares	97,520	$996,950	611,695	$6,195,469
Issued in connection with the reinvestment of distributions	4,552	46,389	19,724	195,522
Redeemed	(90,376)	(905,845)	(854,117)	(8,765,676)

Net change	11,696	$137,494	(222,698)	$(2,374,685)

Increase (decrease) from capital share transactions	(3,925)	$858	(352,751)	$(3,913,509)

|  98

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,765,464	$93,155,497	15,612,122	$186,297,906
Issued in connection with the reinvestment of distributions	277,486	3,324,055	513,246	6,128,335
Redeemed	(6,380,179)	(76,440,569)	(11,137,817)	(132,584,098)

Net change	1,662,771	$20,038,983	4,987,551	$59,842,143

Class B
Issued from the sale of shares	44,776	$536,875	67,643	$803,090
Issued in connection with the reinvestment of distributions	4,768	57,061	12,997	154,932
Redeemed	(131,959)	(1,577,464)	(310,167)	(3,693,689)

Net change	(82,415)	$(983,528)	(229,527)	$(2,735,667)

Class C
Issued from the sale of shares	1,636,433	$19,650,020	2,463,981	$29,387,942
Issued in connection with the reinvestment of distributions	29,287	351,108	59,828	714,780
Redeemed	(1,361,058)	(16,313,851)	(2,044,375)	(24,403,572)

Net change	304,662	$3,687,277	479,434	$5,699,150

Class Y
Issued from the sale of shares	9,332,677	$112,390,763	19,006,051	$227,577,207
Issued in connection with the reinvestment of distributions	159,324	1,914,808	205,462	2,463,226
Redeemed	(7,628,756)	(91,690,542)	(11,948,359)	(142,880,346)

Net change	1,863,245	$22,615,029	7,263,154	$87,160,087

Increase (decrease) from capital share transactions	3,748,263	$45,357,761	12,500,612	$149,965,713

99  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

13.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trusts was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trusts. The results of the shareholder vote were as follows:

Natixis Funds Trust I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	155,355,305	2,570,091
Edmond J. English	155,184,008	2,741,388
David L. Giunta	155,338,710	2,586,686
Martin T. Meehan	155,091,993	2,833,403

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,908,768,243	24,689,516
Edmond J. English	1,907,921,154	25,536,605
David L. Giunta	1,907,548,640	25,909,119
Martin T. Meehan	1,906,909,667	26,548,092

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trusts: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  100

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to
		Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2013